UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08035

                              AFBA 5Star Fund, Inc.
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              Alexandria, VA 22314
               (Address of principal executive offices) (Zip code)

                               Michael E. Houchins
                            909 N. Washington Street
                              Alexandria, VA 22314
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 703-706-5942

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                    AFBA 5 STAR FUND, INC. SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SEPTEMBER 30, 2006 (UNAUDITED)

                            [AFBA 5 STAR FUNDS LOGO]

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, persons eligible to be members and employees of AFBA, and its affiliated entities. Shares of AFBA 5Star Fund, Inc. are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE
TO OUR SHAREHOLDERS

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

Dear Shareholder:

Thank you for your continued support and investment in the AFBA 5Star Funds. I am pleased to present the Semi-Annual Report for the Funds as of September 30, 2006.

The investment climate in 2006 has again been one of considerable volatility and variability. At points in time, investors have been either significantly rewarded or penalized based on the composition of their portfolios and the behavior of the market.

We believe that the economy continues to show signs of strength due to reduced prices of oil, favorable employment statistics and a more robust stock market. While we continue to monitor rates of inflation and the economic effects of the mid-term elections, we believe that there continues to be an attractive investment opportunity for investors, particularly those who leverage the benefits of diversified portfolios like those offered by the AFBA 5Star Funds.

In these complex times, one can certainly make a compelling case for utilizing actively managed mutual funds that operate in a defined and disciplined manner under the watchful eye of qualified portfolio managers. AFBA Investment Management Company, the investment advisor for the AFBA 5Star Funds, is committed to engaging the highest level of investment expertise in the management of our shareholders assets.

Through its sub-advisors, AFBA Investment Management Company adheres to a well-defined investment process with the goal of providing attractive risk-adjusted performance while taking steps to mitigate the inherent risks in investing. The AFBA 5Star family of funds is designed to offer shareholders a diversity of fund types, each with a unique set of investment objectives and investment strategies to meet the specific needs of each of our shareholders.

Assets of the AFBA 5Star Funds have continued to grow at an attractive rate since their inception. Further, performance continues to remain impressive over various time periods with many of the funds receiving strong reviews from several mutual fund ratings organizations.

It is our goal to provide our shareholders and their advisors with the highest level of service. To that end, we encourage you to visit us on the web at www.afbafunds.com or call us at 1-800-243-9865.

Thank you for your confidence and we look forward to serving you.

Sincerely,

/s/ Robert E. Morrison, Jr.

Robert E. Morrison, Jr.
President

PORTFOLIO
MANAGEMENT REVIEW

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

DEAR VALUED SHAREHOLDERS:

The AFBA SMALL CAP FUND was down 5.95% in the first half of our fiscal year. For the calendar year-to-date, the Fund was up 5.45%, while the Fund's benchmark (the S&P 600 Index) was up 6.02%. PLEASE REFER TO OUR PERFORMANCE PAGE FOR LONGER-TERM PERFORMANCE INFORMATION.

As of September 30, 2006, the Fund had 26.8% of its portfolio invested in consumer discretionary, 25.5% in healthcare, 25.0% in technology, 13.3% in industrials and 4.3% in financials. These are generally growth-oriented sectors that we have typically held in larger percentages relative to the Fund's benchmark.

Looking at the small cap universe, the sectors that performed exceptionally well were utilities and REITs, with solid performance in consumer discretionary, technology and healthcare. Most of the Fund's performance differential in the period can be attributed to our weighting in underperforming sectors and our lack of exposure to utilities and REITs. We believe that the utility and REIT sectors are not consistent with our long-term growth strategy.

Some of the Fund's top performers in the six-month period (April through September) were Filenet and Align Technology. Filenet provides business management software and announced that it was being acquired by IBM.

Another sector we do not typically invest in is energy, which posted a very strong return in the second calendar quarter, but a sharply negative return in the third quarter. While we hate for our shareholders to miss dramatic upswings, we feel vindicated when they are protected from the inevitable downturns of more volatile, highly cyclical industries.

The AFBA MID CAP FUND was down 6.29% in the first six months of the Fund's fiscal year and was down 0.07% calendar year-to-date. During these same periods, the S&P Midcap 400 Index was down 4.19% and up 3.12%, respectively. PLEASE REFER TO OUR PERFORMANCE PAGE FOR LONGER-TERM PERFORMANCE INFORMATION. Our performance for the period was primarily driven by our heavy weighting in the consumer discretionary sector. Abercrombie & Fitch and Garmin Ltd. were among the better performers in the six-month period. Due to what we believe are attractive valuation levels, we have recently been adding to consumer stocks. We believe that the recent drop in energy prices, the Fed holding down interest rates and the strong job market are all positives for consumer spending.

As of September 30, 2006, the Fund had 28.5% of its portfolio invested in consumer discretionary, 23.8% in technology, 27.5% in healthcare, 8.5% in financials and 8.1% in industrials. The bulk of the portfolio is invested in growth-oriented sectors.

You may remember several quarters where the Fund suffered because of our underinvestment in energy. With oil and gas prices now tumbling, that sector has recently underperformed. Some of the better performing sectors in the index (REITs and utilities) are not sectors that are consistent with our long-term growth strategy.

The AFBA LARGE CAP FUND was up 3.30% in the first six months of our fiscal year compared to the S&P 500's Index

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

4.14%. Calendar year-to-date the Fund was up 6.50% while the S&P 500 was up 8.52%. PLEASE REFER TO OUR PERFORMANCE PAGE FOR LONGER-TERM PERFORMANCE INFORMATION.

As of September 30, 2006, the Fund had 22.3% of its portfolio invested in technology, 29.5% in healthcare, 17.0% in financials, 14.3% in consumer discretionary, 5.5% in consumer staples, and 7.6% in industrials. The bulk of the portfolio was invested in growth-oriented sectors. Our significant holdings in technology and health-care helped propel the Fund in the period. Notable performers in the quarter included T. Rowe Price, Motorola and Baxter International.

The style we adhere to in all our equity funds is "long-term investments in growth companies at a reasonable price" so the improving performance of our Fund is noteworthy, particularly during a time when more cyclical, value-oriented stocks have been in the spotlight. While large cap growth stocks have underperformed over the last five years, we believe that their recent leadership suggests that their relative prospects have never been better.

The AFBA SCIENCE & TECHNOLOGY FUND was down 2.16% for the six-month period ended September 30, 2006 and up 7.78% calendar year-to-date, strongly ahead of the Lipper Science and Technology Funds Index, which returned -5.88% and 0.73%, respectively, during these same periods. PLEASE REFER TO OUR PERFORMANCE PAGE FOR LONGER-TERM PERFORMANCE INFORMATION. The Fund benefited from good performance in large cap technology holdings, several individual stock standouts and the market's more favorable outlook for growth stocks.

As of September 30, 2006, the Fund had 52.5% invested in the information technology and services sector and 36.8% in the healthcare technology and services sector. Portfolio construction was driven by the attractiveness of individual investment ideas and our ability to discover long-term growth opportunities at attractive prices. Turnover was up slightly year-to-date and cash was at the lower end of our range as we have found ample opportunity to transition into growth-oriented stocks at attractive prices.

During the reporting period, top performing names included Align Technology, Symantec and Filenet. Shares of Align increased after it settled a patent dispute with its competitor Orthoclear, Inc., which removed Align's only competitor in the clear aligner market worldwide. Symantec's stock benefited from increasing confidence in the company's ability to reaccelerate growth in security and storage products and improve sales execution after a lull related to their merger with Veritas Software in mid-2005. As for Filenet, IBM announced that it would acquire FileNet for $35 per share, a 30% premium to its stock price. In general, the Fund's performance was helped by strong performance from our larger capitalization technology names like Symantec, Motorola, Cisco and Oracle and offset by relatively weak performance in some of our smaller capitalization semiconductor names.

The AFBA USA GLOBAL FUND was up 0.95% during the six-month period ended September 30, 2006, underper-forming the S&P 500 Index which was up 4.14%. PLEASE REFER TO OUR PERFORMANCE PAGE FOR LONGER-TERM PERFORMANCE INFORMATION.

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

The Fund's largest sector weightings were in healthcare (32.4% of the portfolio) and technology (28.2%), followed by consumer staples (12.5%) and consumer discretionary (11.8%). The Fund's holdings in the technology (Oracle, Cisco and Microsoft) and healthcare sectors were among the better performers during the reporting period. The Fund's limited exposure to commodities and industrials, however, hurt the Fund's performance compared to its benchmark.

The Fund's strategy of investing in US based companies that receive at least 40% of their sales or income from international sources is fairly unique, and focuses us on US companies that we believe will benefit from the growth in international markets. Political and economic dynamics set the stage for much of the volatility seen in stock prices around the globe, but we believe that the companies in which we invest do not experience quite the same volatility in their geographically diversified operations. Notably, while these companies have operating exposure to many emerging markets, they did not see the same volatility as stocks did in many emerging markets. We are committed long-term investors, and we continue to believe that expansion of global trade and development should benefit this Fund.

AFBA BALANCED FUND outperformed its peers (the Lipper Balanced Funds Index) for the six-month reporting period (5.26% vs. 2.86%), and the calendar year-to-date (9.93% vs. 6.21%). PLEASE REFER TO OUR PERFORMANCE PAGE FOR LONGER-TERM PERFORMANCE INFORMATION. Much of the outperformance was due to the Fund's equity holdings. Particular holdings that performed well during the six-month period included Allstate Corporation (an insurer) and Baxter International (healthcare products). We believe that the Fund has maintained an attractive yield, and is actively managed with the goal of providing consistent increasing income plus capital appreciation.

The Fund looks for equities that increase their dividend at least every other year. We buy companies that have good cash flows, stock repurchases and rising earnings. We also consider shareholder friendliness and integrity of management.

On the fixed income side, we invest in convertible bonds, convertible preferred and high-yield bonds. We buy mostly unsecured, high-yield bonds with ratings of BBB or lower, feeling that we can add value in that area because of our portfolio manager and research team's depth, experience and expertise.

The AFBA HIGH YIELD FUND was up 1.23% over the six-month reporting period while the Lipper High Yield Bond Funds Index was up 3.05%. Calendar year-to-date, the Fund was up 5.73% and the Lipper High Yield Bond Funds Index was up 5.88% for the same period. The Fund's performance during the first half of the fiscal year was hindered due to it's exposure to small cap oriented convertible securities, which were lagging the overall market somewhat. The securities held by the Fund had no noteworthy credit problems during the reporting period. PLEASE REFER TO OUR PERFORMANCE PAGE FOR LONGER-TERM PERFORMANCE INFORMATION.

As of September 30, 2006, the Fund was composed of 65.0% corporate bonds, 24.41% convertible bonds, 4.8% convertible preferred stocks and 4.4% cash. We are maintaining these basic weightings, waiting for convertibles to reach their potential. We may reduce our convertible positions somewhat in the coming quarter, if they

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

begin to reach our targets. Our corporate bond emphasis is on companies with improving quality profiles within the high yield markets, and with the recent economic slowing we are being careful and diligent with credit research. At the same time, we are maintaining our yield discipline on what we are willing to accept, believing that yields in the mid 7% to 8% range are required to maintain an adequate risk/reward balance. That being said, we are seeing adequate supply.

Sincerely,

/s/ John C. Kornitzer

John C. Kornitzer
President
Kornitzer Capital Management

/s/ Robert Male

Robert Male, CFA
Senior Vice President
Kornitzer Capital Management

/s/ Kent W. Gasaway

Kent W. Gasaway, CFA
Senior Vice President
Kornitzer Capital Management

/s/ Grant Sarris

Grant Sarris, CFA
Senior Vice President
Kornitzer Capital Management

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

       INVESTMENT RESULTS - ANNUAL TOTAL RETURN AS OF 9/30/06 (UNAUDITED)

                          INCEPTION     ONE YEAR        THREE YEARS      FIVE YEARS       SINCE      LIFE OF FUND
AFBA 5STAR FUND             DATE      ENDED 9/30/06   ENDED 9/30/06*   ENDED 9/30/06*   INCEPTION*    CUMULATIVE*
-----------------------------------------------------------------------------------------------------------------
BALANCED
   Class I                   6/3/97       9.86%           12.76%            9.70%          7.08%        89.28%
   Class A                  9/24/01       3.62%           10.44%            8.34%          9.53%        57.87%
   Class B                  9/24/01       4.04%           10.81%            8.32%          9.67%        58.90%
   Class C                  9/24/01       7.76%           11.66%            8.63%          9.83%        60.05%
   Class R                  2/17/04       9.28%              N/A              N/A          9.46%        26.72%
LARGE CAP
   Class I                   6/3/97      10.19%            8.45%            5.23%          4.65%        52.82%
   Class A                  9/24/01       3.93%            6.16%            3.81%          5.05%        28.01%
   Class B                  9/24/01       4.40%            6.44%            3.79%          5.21%        29.05%
   Class C                  9/24/01       8.06%            7.35%            4.18%          5.42%        30.29%
   Class R                  2/17/04       9.68%              N/A              N/A          3.56%         9.59%
HIGH YIELD
   Class I                   6/3/97       6.22%            6.07%            7.44%          5.87%        70.16%
   Class A                  9/24/01       1.97%            4.45%            6.35%          6.55%        37.45%
   Class B                  9/24/01       1.14%            4.08%            6.08%          6.26%        35.59%
   Class C                  9/24/01       4.11%            4.99%            6.38%          6.56%        37.54%
   Class R                  2/17/04       5.63%              N/A              N/A          3.61%         9.75%
USA GLOBAL
   Class I                   6/3/97       5.34%           10.05%            6.47%          5.73%        68.08%
   Class A                  9/24/01      (0.69%)           7.72%            4.98%          6.08%        34.49%
   Class B                  9/24/01      (0.42%)           8.05%            5.05%          6.30%        35.88%
   Class C                  9/24/01       3.26%            8.94%            5.42%          6.50%        37.13%
   Class R                  2/17/04       4.81%              N/A              N/A          3.07%         8.25%
SCIENCE & TECHNOLOGY
   Class I                 10/12/01      11.33%           13.67%              N/A          8.00%        46.59%
   Class A                 10/12/01       5.11%           11.32%              N/A          6.55%        37.03%
   Class B                 10/12/01       5.47%           11.70%              N/A          6.60%        37.37%
   Class C                 10/12/01       9.31%           12.59%              N/A          6.97%        39.73%
   Class R                  2/17/04      10.78%              N/A              N/A          6.11%        16.79%
SMALL CAP
   Class I                 10/15/01       7.11%           13.60%              N/A         12.29%        77.67%
   Class A                 10/15/01       0.97%           11.20%              N/A         10.74%        65.84%
   Class B                 10/15/01       1.38%           11.62%              N/A         10.89%        66.99%
   Class C                 10/15/01       5.06%           12.49%              N/A         11.19%        69.24%
   Class R                  2/17/04       6.60%              N/A              N/A          6.59%        18.19%
MID CAP
   Class I                   5/1/02       5.73%           13.71%              N/A         10.02%        52.48%
   Class A                   5/1/02      (0.36%)          11.34%              N/A          8.37%        42.60%
   Class B                   5/1/02      (0.13%)          11.72%              N/A          8.54%        43.59%
   Class C                   5/1/02       3.69%           12.61%              N/A          8.94%        45.95%
   Class R                  2/17/04       5.17%              N/A              N/A          7.78%        21.68%

* THREE-YEAR, FIVE-YEAR AND SINCE INCEPTION RETURNS ARE ANNUALIZED FOR PERIODS GREATER THAN ONE YEAR, CUMULATIVE RETURN IS NOT ANNUALIZED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. RETURNS CURRENT TO THE MOST RECENT MONTH-END ARE AVAILABLE AT WWW.AFBAFUNDS.COM. PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS PERFORMANCE WOULD HAVE BEEN LOWER. THE PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. ALL INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

PERFORMANCE INFORMATION IS RESTATED TO REFLECT THE CURRENT MAXIMUM FRONT-END SALES CHARGE (IN THE CASE OF CLASS A SHARES) OR THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (IN THE CASE OF CLASS B AND C SHARES), AND ASSUMES THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. THE MAXIMUM FRONT-END SALES CHARGES FOR CLASS A SHARES ARE AS FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND, AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR MID CAP FUND - 5.50%: AFBA 5STAR HIGH YIELD FUND - 3.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES ARE AS
FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND, AFBA 5STAR SMALL CAP FUND
AND AFBA 5STAR MID CAP FUND - 4.75%: AFBA 5STAR HIGH YIELD FUND - 4.00%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES FOR ALL THE PORTFOLIOS IS 1.00%.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

AFBA 5STAR BALANCED FUND - CLASS I SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER BALANCED FUND INDEX(2)

                                  [LINE GRAPH]

                                         Balanced
                                          6/3/97* 3/31/98 3/31/99 3/31/00 3/31/01 3/31/02 3/31/03 3/31/04 3/31/05  3/31/06 9/30/06
AFBA 5Star Balanced Fund - Class I         10,000  11,676  10,913  12,811  12,685  13,609  11,335  14,676  16,286   17,983  18,928
S&P 500 Index                              10,000  13,162  15,595  18,395  14,412  14,448  10,873  14,689  15,669   17,505  18,232
Lipper Balanced Fund Index                 10,000  12,051  13,059  14,424  13,627  13,964  12,168  15,221  15,995   17,598  18,102

* INCEPTION

AFBA 5STAR LARGE CAP FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)

                                  [LINE GRAPH]

                                         Large Cap
                                          6/3/97*  3/31/98 3/31/99 3/31/00 3/31/01 3/31/02 3/31/03 3/31/04 3/31/05  3/31/06 9/30/06
AFBA 5Star Large Cap Fund - Class I        10,000   11,892  11,723  15,031  13,533  13,787   9,481  13,318  13,511   14,793  15,282
S&P 500 Index                              10,000   13,162  15,595  18,395  14,412  14,448  10,873  14,689  15,669   17,505  18,232

* INCEPTION

AFBA 5STAR HIGH YIELD FUND - CLASS I SHARES
VERSUS MERRILL LYNCH HIGH YIELD BOND INDEX(3) AND
LIPPER HIGH YIELD FUND INDEX(4)

                                  [LINE GRAPH]

                                       High Yield
                                         6/3/97*  3/31/98 3/31/99 3/31/00 3/31/01 3/31/02 3/31/03 3/31/04 3/31/05  3/31/06 9/30/06
AFBA 5Star High Yield Fund - Class I     10,000    10,948  10,023  10,452  11,862  12,357  12,865  15,446  15,789   16,810  17,017
Merrill Lynch High Yield Bond Index      10,000    11,123  11,340  11,189  11,646  11,865  12,300  14,963  15,980   17,147  17,867
Lipper High Yield Fund Index             10,000    11,361  11,221  11,221  10,639  10,223  10,549  12,778  13,567   14,632  15,079

* INCEPTION

AFBA 5STAR USA GLOBAL FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)

                                  [LINE GRAPH]

                                          Global
                                          6/3/97* 3/31/98 3/31/99 3/31/00 3/31/01 3/31/02 3/31/03 3/31/04 3/31/05  3/31/06 9/30/06
AFBA 5Star USA Global Fund - Class I       10,000  11,227  11,168  17,100  13,793  15,006  10,060  14,937  14,697   16,649  16,807
S&P 500 Index                              10,000  13,162  15,595  18,395  14,412  14,448  10,873  14,689  15,669   17,505  18,232

* INCEPTION

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS I SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5)

                                  [LINE GRAPH]

                                                  Sci & Tech
                                                   10/12/01*  3/31/02   3/31/03   3/31/04   3/31/05   3/31/06   9/30/06
AFBA 5Star Science & Technology Fund - Class I      10,000     11,380     6,760    12,490    11,749    14,982    14,659
S&P 500 Index                                       10,000     10,577     7,959    10,753    11,471    12,815    13,347
Lipper Science & Technology Fund Index              10,000     10,429     6,565    10,068     9,511    11,692    10,788

* INCEPTION

AFBA 5STAR SMALL CAP FUND - CLASS I SHARES VERSUS
S&P 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUND INDEX(7)

                                  [LINE GRAPH]

                                                    Sm Cap
                                                   10/15/01*  3/31/02   3/31/03   3/31/04   3/31/05   3/31/06   9/30/06
AFBA 5Star Small Cap Fund - Class I                 10,000     12,620     8,290    15,237    15,748    18,891    17,767
S&P 600 Small Cap Index                             10,000     12,199     9,172    14,354    16,233    20,143    19,054
Lipper Small Cap Fund Index                         10,000     11,328     8,460    13,139    14,218    17,509    16,753

* INCEPTION

AFBA 5STAR MID CAP FUND - CLASS I SHARES VERSUS
S&P 400 MID CAP INDEX(8) AND LIPPER MID CAP FUND INDEX(9)

                                  [LINE GRAPH]

                                                    Mid Cap
                                                    5/1/02*   3/31/03   3/31/04   3/31/05   3/31/06   6/30/06
AFBA 5Star Mid Cap Fund - Class I                   10,000      7,770    12,800    13,095    16,271    15,248
S&P 400 Mid Cap Index                               10,000      7,692    11,459    12,652    15,388    14,743
Lipper Mid Cap Fund Index                           10,000      7,620    11,036    11,818    14,260    13,836

* INCEPTION

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

AFBA 5STAR BALANCED FUND - CLASS A, B, C SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER BALANCED FUND INDEX(2)

                                  [LINE GRAPH]

                                         Balanced
                                         9/24/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06   6/30/06
AFBA 5Star Balanced Fund - Class A         9,450     11,396     9,517    12,306    13,625    15,012    15,786
AFBA 5Star Balanced Fund - Class B        10,000     12,017     9,913    12,728    13,979    15,293    15,890
AFBA 5Star Balanced Fund - Class C        10,000     12,017     9,911    12,717    13,975    15,282    16,005
S&P 500 Index                             10,000     10,203     7,678    10,373    11,065    12,362    12,875
Lipper Balanced Fund Index                10,000     10,197     8,885    11,114    11,680    12,850    13,219

* INCEPTION OF CLASSES A, B AND C

AFBA 5STAR LARGE CAP FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1)

                                  [LINE GRAPH]

                                        Large Cap
                                         9/24/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06   3/30/06
AFBA 5Star Large Cap Fund - Class A        9,450     11,658     7,996    11,221    11,347    12,406    12,801
AFBA 5Star Large Cap Fund - Class B       10,000     12,279     8,357    11,643    11,690    12,678    12,904
AFBA 5Star Large Cap Fund - Class C       10,000     12,289     8,367    11,643    11,690    12,678    13,029
S&P 500 Index                             10,000     10,203     7,678    10,373    11,065    12,362    12,875

* INCEPTION OF CLASSES A, B AND C

AFBA 5STAR HIGH YIELD FUND - CLASS A, B, C SHARES
VERSUS MERRILL LYNCH HIGH YIELD BOND INDEX(3) AND
LIPPER HIGH YIELD FUND INDEX(4)

                                  [LINE GRAPH]

                                        High Yield
                                         9/24/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06   9/30/06
AFBA 5Star High Yield Fund - Class A       9,625     10,072    10,466    12,515    12,799    13,595    13,745
AFBA 5Star High Yield Fund - Class B      10,000     10,429    10,760    12,762    12,958    13,665    13,559
AFBA 5Star High Yield Fund - Class C      10,000     10,429    10,754    12,768    12,952    13,658    13,754
Merrill Lynch High Yield Bond Index       10,000     10,065    10,433    12,692    13,555    14,545    15,155
Lipper High Yield Fund Index              10,000      9,823    10,136    12,279    13,123    14,060    14,489

* INCEPTION OF CLASSES A, B AND C

AFBA 5STAR USA GLOBAL FUND - CLASS A, B, C SHARES
VERSUS S&P 500 Index(1)

                                  [LINE GRAPH]

                                          Global
                                         9/24/01*   3/31/02   3/31/03   3/31/04   3/31/05   3/31/06   9/30/06
AFBA 5Star USA Global Fund - Class A       9,450     12,139     8,118    12,024    11,806    13,338    13,449
AFBA 5Star USA Global Fund - Class B      10,000     12,791     8,491    12,484    12,168    13,640    13,588
AFBA 5Star USA Global Fund - Class C      10,000     12,791     8,491    12,484    12,168    13,650    13,713
S&P 500 Index                             10,000     10,203     7,678    10,373    11,065    12,362    12,875

* INCEPTION OF CLASSES A, B AND C

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5)

                                  [LINE GRAPH]

                                                   Sci & Tech
                                                    10/12/01* 3/31/02  3/31/03 3/31/04  3/31/05   3/31/06  9/30/06
AFBA 5Star Science & Technology Fund - Class A        9,450    10,745    6,369  11,739   11,020    14,009   13,704
AFBA 5Star Science & Technology Fund - Class B       10,000    11,330    6,670  12,190   11,359    14,339   13,737
AFBA 5Star Science & Technology Fund - Class C       10,000    11,330    6,670  12,190   11,359    14,349   13,973
S&P 500 Index                                        10,000    10,577    7,959  10,753   11,471    12,815   13,347
Lipper Science & Technology Fund Index               10,000    10,429    6,565  10,068    9,511    11,692   10,788

* INCEPTION OF CLASSES A, B AND C

AFBA 5STAR SMALL CAP FUND - CLASS A, B, C SHARES VERSUS
S&P 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUND INDEX(7)

                                  [LINE GRAPH]

                                                    Sm Cap
                                                   10/15/01*  3/31/02  3/31/03 3/31/04  3/31/05   3/31/06  9/30/06
AFBA 5Star Small Cap Fund - Class A                   9,450    11,907    7,806  14,307   14,752    17,657   16,584
AFBA 5Star Small Cap Fund - Class B                  10,000    12,570    8,170  14,877   15,217    18,079   16,699
AFBA 5Star Small Cap Fund - Class C                  10,000    12,570    8,170  14,877   15,217    18,079   16,924
S&P 600 Small Cap Index                              10,000    12,199    9,172  14,354   16,233    20,143   19,054
Lipper Small Cap Fund Index                          10,000    11,328    8,460  13,139   14,218    17,509   16,753

* INCEPTION OF CLASSES A, B AND C

AFBA 5STAR MID CAP FUND - CLASS A, B, C SHARES VERSUS
S&P 400 MID CAP INDEX(8) AND LIPPER MID CAP FUND INDEX(9)

                                  [LINE GRAPH]

                                                    Mid Cap
                                                    5/1/02*   9/30/02  3/31/03 3/31/04  3/31/05   3/31/06  9/30/06
AFBA 5Star Mid Cap Fund - Class A                     9,450     7,021    7,324  12,042   12,292    15,237   14,260
AFBA 5Star Mid Cap Fund - Class B                    10,000     7,410    7,690  12,550   12,715    15,639   14,359
AFBA 5Star Mid Cap Fund - Class C                    10,000     7,410    7,690  12,550   12,715    15,649   14,595
S&P 400 Mid Cap Index                                10,000     7,604    7,500  11,459   12,652    15,388   14,743
Lipper Mid Cap Fund Index                            10,000     7,392    7,620  11,036   11,818    14,260   13,836

* INCEPTION OF CLASSES A, B AND C

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

AFBA 5STAR BALANCED FUND - CLASS R SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER BALANCED FUND INDEX(2)

                                  [LINE GRAPH]

                                         Balanced
                                         02/17/04*  9/30/04   3/31/05   3/31/06   9/30/06
AFBA 5Star Balanced Fund - Class R        10,000     10,418    10,986    12,070    12,672
S&P 500 Index                             10,000      9,734    10,403    11,622    12,104
Lipper Balanced Fund Index                10,000     10,093    10,601    11,663    11,997

* INCEPTION

AFBA 5STAR LARGE CAP FUND - CLASS R SHARES
VERSUS S&P 500 INDEX(1)

                                  [LINE GRAPH]

                                        Large Cap
                                        02/17/04*   9/30/04   3/31/05   3/31/06   9/30/06
AFBA 5Star Large Cap Fund - Class R       10,000      9,127     9,756    10,637    10,959
S&P 500 Index                             10,000      9,734    10,403    11,622    12,104

* INCEPTION

AFBA 5STAR HIGH YIELD FUND - CLASS R SHARES
VERSUS MERRILL LYNCH HIGH CASH YIELD BOND INDEX(3) AND
LIPPER HIGH YIELD FUND INDEX(4)

                                  [LINE GRAPH]

                                        High Yield
                                         02/17/04*  9/30/04   3/31/05   3/31/06   9/30/06
AFBA 5Star High Yield Fund - Class R      10,000     10,186    10,267    10,871    10,974
Merrill Lynch High Yield Bond Index       10,000     10,432    10,741    11,526    12,010
Lipper High Yield Fund Index              10,000     10,364    10,706    11,471    11,821

* INCEPTION

AFBA 5STAR USA GLOBAL FUND - CLASS R SHARES
VERSUS S&P 500 INDEX(1)

                                  [LINE GRAPH]

                                         Global
                                        02/17/04*   9/30/04   3/31/05   3/31/06   9/30/06
AFBA 5Star USA Global Fund - Class R      10,000      9,343     9,538    10,748    10,825
S&P 500 Index                             10,000      9,734    10,403    11,622    12,104

* INCEPTION

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS R SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5)

                                  [LINE GRAPH]

                                                  Sci & Tech
                                                   02/17/04*  9/30/04   3/31/05   3/31/06   9/30/06
AFBA 5Star Science & Technology Fund - Class R       10,000     9,268     9,430    11,968    11,679
S&P 500 Index                                        10,000     9,734    10,403    11,622    12,104
Lipper Science & Technology Fund Index               10,000     8,572     9,102    11,189    10,531

* INCEPTION

AFBA 5STAR SMALL CAP FUND - CLASS R SHARES VERSUS
S&P INDEX 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUND INDEX(7)

                                  [LINE GRAPH]

                                                    Sm Cap
                                                   02/17/04*  9/30/04   3/31/05   3/31/06   9/30/06
AFBA 5Star Small Cap Fund - Class R                  10,000     9,782    10,551    12,595    11,819
S&P 600 Small Cap Index                              10,000    10,256    11,350    14,084    13,323
Lipper Small Cap Fund Index                          10,000     9,998    11,001    13,546    12,962

* INCEPTION

AFBA 5STAR MID CAP FUND - CLASS R SHARES VERSUS
S&P 400 MID CAP INDEX(8), AND LIPPER MID CAP FUND INDEX(9)

                                  [LINE GRAPH]

                                                    Mid Cap
                                                   02/17/04*  9/30/04   3/31/05   3/31/06   9/30/06
AFBA 5Star Mid Cap Fund - Class R                    10,000     9,545    10,524    13,016    12,168
S&P 400 Mid Cap Index                                10,000     9,818    10,969    13,339    12,780
Lipper Mid Cap Fund Index                            10,000     9,935    10,881    13,129    12,739

* INCEPTION

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

BENCHMARK INFORMATION

(1) THE S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER BALANCED FUND INDEX IS AN UNMANAGED INDEX AND INCLUDES THE 30 LARGEST MUTUAL FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY THE STOCK/BOND RATIO OF FUNDS IN THE INDEX RANGES AROUND 60%/40%. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE MERRILL LYNCH HIGH YIELD CASH BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF OVER 1,200 HIGH YIELD BONDS REPRESENTATIVE OF THE HIGH YIELD BOND MARKET AS A WHOLE. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE LIPPER HIGH YIELD FUND INDEX IS A WIDELY RECOGNIZED INDEX OF MUTUAL FUNDS THAT INVEST PRIMARILY IN HIGH YIELD BONDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(5) THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX IS AN UNMANAGED, EQUALLY-WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING MUTUAL FUNDS (BASED ON NET ASSETS) IN THE LIPPER SCIENCE AND TECHNOLOGY CLASSIFICATION. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(6) THE S&P 600 SMALL CAP INDEX IS A MARKET VALUE WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE PERFORMANCE OF THE S&P 600 SMALL CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(7) THE LIPPER SMALL CAP FUND INDEX IS COMPRISED OF THE TOP 25-30 MANAGED MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR-WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(8) THE S&P 400 MID CAP INDEX IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED INDEX OF 400 MEDIUM-CAPITALIZATION STOCKS DESIGNED TO MEASURE THE MID-SIZE COMPANY SEGMENT OF THE U.S. MARKETS. THE PERFORMANCE OF THE S&P 400 MID CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(9) THE LIPPER MID CAP FUND INDEX IS COMPRISED OF MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE S&P MID CAP 400 INDEX. THESE FUNDS HAVE LATITUDE WITH RESPECT TO THE VALUATIONS (PRICE-TO-EARNINGS, PRICE-TO-BOOK, AND THREE-YEAR EARNINGS GROWTH) OF THE SECURITIES IN THEIR PORTFOLIOS AND MAY ALTER THEIR PORTFOLIOS' STYLE OVER TIME. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR FUND
SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)
                            AS OF 9/30/06

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

AFBA 5STAR BALANCED FUND
  SECTORS(1)
      STOCKS
      Consumer Discretionary ......................................     1.71%
      Consumer Staples ............................................     7.99%
      Energy ......................................................    18.00%
      Financial ...................................................    10.02%
      Health Care .................................................     4.75%
      Industrials .................................................     8.36%
      Information Technology ......................................     8.36%
      Utilities ...................................................     0.66%
      CONVERTIBLE PREFERRED STOCKS ................................     0.86%
      CORPORATE BONDS
      Consumer Discretionary ......................................     6.50%
      Consumer Staples ............................................     2.61%
      Energy ......................................................     2.85%
      Health Care .................................................     4.08%
      Industrials .................................................     4.13%
      Materials ...................................................     1.68%
      CONVERTIBLE CORPORATE BONDS
      Consumer Discretionary ......................................     5.15%
      Energy ......................................................     0.00%
      Health Care .................................................     2.23%
      Industrials .................................................     1.54%
      MONEY MARKET ACCOUNT ........................................     8.52%
         TOTAL ....................................................   100.00%

AFBA 5STAR HIGH YIELD FUND
  SECTORS(1)
      STOCKS
      Energy ......................................................     0.12%
      CONVERTIBLE PREFERRED STOCKS
      Financial ...................................................     3.05%
      Materials ...................................................     1.85%
      CORPORATE BONDS
      Consumer Discretionary ......................................    38.65%
      Consumer Staples ............................................     1.50%
      Energy ......................................................     8.66%
      Healthcare ..................................................     4.60%
      Industrials .................................................     9.73%
      Materials ...................................................     1.27%
      Telecommunication Services ..................................     1.39%
      CONVERTIBLE CORPORATE BONDS
      Consumer Discretionary ......................................    11.70%
      Energy ......................................................     0.22%
      Healthcare ..................................................     6.55%
      Industrials .................................................     3.03%
      Information Technology ......................................     3.22%
      MONEY MARKET ACCOUNT ........................................     4.46%
         TOTAL ....................................................   100.00%

(1) As a percentage of total holdings as of September 30, 2006. Holdings are subject to change.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
  SECTORS(1)
      STOCKS
      Consumer Discretionary ......................................     1.59%
      Health Care .................................................    37.06%
      Industrials .................................................     3.19%
      Information Technology ......................................    52.91%
      MONEY MARKET ACCOUNT ........................................     5.25%
         TOTAL ....................................................   100.00%

AFBA 5STAR LARGE CAP FUND
  SECTORS(1)
      STOCKS
      Consumer Discretionary ......................................    14.32%
      Consumer Staples ............................................     5.48%
      Financial ...................................................    16.98%
      Health Care - Drugs .........................................    29.50%
      Industrials .................................................     7.60%
      Informaiton Technology ......................................    22.28%
      MONEY MARKET ACCOUNT ........................................     3.84%
         TOTAL ....................................................   100.00%

AFBA 5STAR USA GLOBAL FUND
  SECTORS(1)
      STOCKS
      Consumer Discretionary ......................................    11.83%
      Consumer Staples ............................................    12.49%
      Energy ......................................................     2.20%
      Financial ...................................................     5.50%
      Health Care .................................................    32.40%
      Industrials .................................................     4.49%
      Information Technology ......................................    28.15%
      MONEY MARKET ACCOUNT ........................................     2.94%
         TOTAL ....................................................   100.00%

AFBA 5STAR SMALL CAP FUND
  SECTORS(1)
      STOCKS
      Consumer Discretionary ......................................    26.83%
      Financial ...................................................     4.29%
      Health Care .................................................    25.49%
      Industrials .................................................    13.28%
      Information Technology ......................................    24.99%
      MONEY MARKET ACCOUNT ........................................     5.12%
         TOTAL ....................................................   100.00%

AFBA 5STAR MID CAP FUND
  SECTORS(1)
      STOCKS
      Consumer Discretionary ......................................    28.29%
      Financial ...................................................     8.47%
      Health Care .................................................    27.29%
      Industrials .................................................     8.10%
      Information Technology ......................................    23.69%
      MONEY MARKET ACCOUNT ........................................     4.16%
         TOTAL ....................................................   100.00%

(1) As a percentage to total holdings as of September 30, 2006. Holdings are subject to change.

AFBA 5STAR FUND
EXPENSE TABLES (UNAUDITED)
             AS OF 9/30/06

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                 EXPENSE TABLES

As a Shareholder of the Fund, you incur two types of costs: (1) transaction cost, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (04/01/06-09/30/06).

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses paid on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing cost only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DISCLOSURE OF FUND EXPENSES
AFBA 5STAR BALANCED FUND      FOR THE PERIOD APRIL 1, 2006 TO SEPTEMBER 30, 2006

                                                     ACTUAL PERFORMANCE
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,052.60   $1,051.60   $1,047.20   $1,047.30   $1,049.80
Expenses Paid During Period*      $    5.54   $    6.82   $   10.65   $   10.65   $    8.10
-------------------------------------------------------------------------------------------

                                                  HYPOTHETICAL PERFORMANCE
                                                (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,019.63   $1,018.37   $1,014.57   $1,014.57   $1,017.10
Expenses Paid During Period*      $    5.47   $    6.73   $   10.53   $   10.53   $    8.00
-------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08% and 1.58% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR LARGE CAP FUND

                                                     ACTUAL PERFORMANCE
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,033.00   $1,031.80   $1,027.70   $1,027.70   $1,030.30
Expenses Paid During Period*      $    6.51   $    7.77   $   11.56   $   11.56   $    9.03
-------------------------------------------------------------------------------------------

                                                  HYPOTHETICAL PERFORMANCE
                                                (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,018.62   $1,017.35   $1,013.56   $1,013.56   $1,016.09
Expenses Paid During Period*      $    6.48   $    7.75   $   11.54   $   11.54   $    9.01
-------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA  5STAR HIGH YIELD FUND

                                                     ACTUAL PERFORMANCE
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,012.30   $1,011.00   $1,006.90   $1,007.00   $1,009.50
Expenses Paid During Period*      $    5.43   $    6.69   $   10.44   $   10.44   $    7.94
-------------------------------------------------------------------------------------------

                                                  HYPOTHETICAL PERFORMANCE
                                                (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,019.63   $1,018.37   $1,014.57   $1,014.57   $1,017.10
Expenses Paid During Period*      $    5.47   $    6.73   $   10.53   $   10.53   $    8.00
-------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08%, 2.08% and 1.58% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                     EXPENSE TABLES (CONTINUED) (UNAUDITED)

AFBA 5STAR USA GLOBAL FUND

                                                     ACTUAL PERFORMANCE
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,009.50   $1,008.30   $1,005.30   $1,004.60   $1,007.20
Expenses Paid During Period*      $    6.43   $    7.68   $   11.43   $   11.43   $    8.93
-------------------------------------------------------------------------------------------

                                                  HYPOTHETICAL PERFORMANCE
                                                (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,018.62   $1,017.35   $1,013.56   $1,013.56   $1,016.09
Expenses Paid During Period*      $    6.48   $    7.75   $   11.54   $   11.54   $    9.01
-------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

                                                     ACTUAL PERFORMANCE
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $  978.40   $  978.20   $  973.70   $  973.70   $  975.90
Expenses Paid During Period*      $    6.33   $    7.57   $   11.25   $   11.25   $    8.79
-------------------------------------------------------------------------------------------

                                                  HYPOTHETICAL PERFORMANCE
                                                (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,018.62   $1,017.35   $1,013.56   $1,013.56   $1,016.09
Expenses Paid During Period*      $    6.48   $    7.75   $   11.54   $   11.54   $    9.01
-------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR SMALL CAP FUND

                                                     ACTUAL PERFORMANCE
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $  940.50   $  939.30   $  936.10   $  936.10   $  938.30
Expenses Paid During Period*      $    6.21   $    7.42   $   11.04   $   11.04   $    8.63
-------------------------------------------------------------------------------------------

                                                  HYPOTHETICAL PERFORMANCE
                                                (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,018.62   $1,017.35   $1,013.56   $1,013.56   $1,016.09
Expenses Paid During Period*      $    6.48   $    7.75   $   11.54   $   11.54   $    9.01
-------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR MID CAP FUND

                                                     ACTUAL PERFORMANCE
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $  937.10   $  935.90   $  932.60   $  932.60   $  934.80
Expenses Paid During Period*      $    6.20   $    7.40   $   11.02   $   11.02   $    8.61
-------------------------------------------------------------------------------------------

                                                  HYPOTHETICAL PERFORMANCE
                                                (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------------------------------
                                   I SHARES    A SHARES    B SHARES    C SHARES    R SHARES
-------------------------------------------------------------------------------------------
Beginning Account Value 4/01/06   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 9/30/06      $1,018.62   $1,017.35   $1,013.56   $1,013.56   $1,016.09
Expenses Paid During Period*      $    6.48   $    7.75   $   11.54   $   11.54   $    9.01
-------------------------------------------------------------------------------------------

* For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28%, 2.28% and 1.78% for Classes I, A, B,
      C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR
BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 59.99%
CONSUMER DISCRETIONARY -- 1.72%
        30,000     Eastman Kodak Co. ..................................................   $       672,000
         5,000     Harrah's Entertainment, Inc. .......................................           332,150
        20,000     Modine Manufacturing Co. ...........................................           486,600
----------------------------------------------------------------------------------------------------------
                                                                                                1,490,750
CONSUMER STAPLES -- 8.01%
        10,000     Colgate-Palmolive Co ...............................................           621,000
        30,000     ConAgra Foods, Inc. ................................................           734,400
        15,000     Costco Wholesale Corp ..............................................           745,200
         5,000     Del Monte Foods Co. ................................................            52,250
        15,000     General Mills, Inc. ................................................           849,000
        10,000     Kellogg Co. ........................................................           495,200
         5,000     Kimberly-Clark Corp. ...............................................           326,800
        10,000     PepsiCo, Inc .......................................................           652,600
        40,000     The Coca-Cola Co ...................................................         1,787,200
        15,000     Wrigley, (Wm.) Jr. Co. .............................................           690,900
----------------------------------------------------------------------------------------------------------
                                                                                                6,954,550
ENERGY -- 18.04%
        25,000     Anadarko Petroleum Corp. ...........................................         1,095,750
        15,000     Apache Corp. .......................................................           948,000
        25,000     BP plc (a) .........................................................         1,639,500
        35,000     Chevron Corp .......................................................         2,270,100
        45,000     ConocoPhillips .....................................................         2,678,850
         1,565     Eagle Geophysical, Inc.* ...........................................            29,735
        20,000     Exxon Mobil Corp. ..................................................         1,342,000
        20,000     Frontier Oil Corp ..................................................           531,600
        15,000     Hess Corp. .........................................................           621,300
        25,000     Marathon Oil Corp ..................................................         1,922,500
        20,000     Patterson-UTI Energy, Inc. .........................................           475,200
         4,000     Schlumberger Ltd ...................................................           248,120
        20,000     Suncor Energy, Inc .................................................         1,441,000
        10,000     Weatherford International Ltd.* ....................................           417,200
----------------------------------------------------------------------------------------------------------
                                                                                               15,660,855
FINANCIAL -- 10.04%
        20,000     The Allstate Corp ..................................................         1,254,600
        20,000     The Chubb Corp. ....................................................         1,039,200
        25,000     Cincinnati Financial Corp ..........................................         1,201,500
        35,000     Citigroup, Inc. ....................................................         1,738,450
        20,000     JPMorgan Chase & Co. ...............................................           939,200
        10,000     Marshall & Ilsley Corp. ............................................           481,800

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL -- 10.04% -- (CONTINUED)
        10,000     Northern Trust Corp. ...............................................   $       584,300
        10,000     Regions Financial Corp. ............................................           367,900
        20,000     U.S. Bancorp .......................................................           664,400
        10,000     Wilmington Trust Corp. .............................................           445,500
----------------------------------------------------------------------------------------------------------
                                                                                                8,716,850
HEALTH CARE -- 4.76%
        30,000     Abbott Laboratories ................................................         1,456,800
        15,000     Baxter International, Inc. .........................................           681,900
         5,000     GlaxoSmithKline plc (a) ............................................           266,150
        10,000     Johnson & Johnson ..................................................           649,400
        10,000     Lilly (Eli), and Co. ...............................................           570,000
        10,000     Wyeth ..............................................................           508,400
----------------------------------------------------------------------------------------------------------
                                                                                                4,132,650
INDUSTRIALS -- 8.38%
         5,000     FedEx Corp .........................................................           543,400
        50,000     General Electric Co ................................................         1,765,000
         3,000     ITT Corp ...........................................................           153,810
        10,000     Lockheed Martin Corp. ..............................................           860,600
        10,000     Northrop Grumman Corp. .............................................           680,700
        50,000     Pitney Bowes, Inc ..................................................         2,218,500
        25,000     Southwest Airlines Co ..............................................           416,500
        10,000     United Technologies Corp ...........................................           633,500
----------------------------------------------------------------------------------------------------------
                                                                                                7,272,010
INFORMATION TECHNOLOGY -- 8.38%
        40,000     Applied Materials, Inc .............................................           709,200
       100,000     Intel Corp. ........................................................         2,057,000
        15,000     International Business Machines Corp. ..............................         1,229,100
       120,000     Microsoft Corp. ....................................................         3,279,600
----------------------------------------------------------------------------------------------------------
                                                                                                7,274,900
UTILITIES -- 0.66%
         2,000     Kinder Morgan, Inc. ................................................           209,700
        10,000     OGE Energy Corp. ...................................................           361,100
----------------------------------------------------------------------------------------------------------
                                                                                                  570,800

TOTAL COMMON STOCKS ...................................................................        52,073,365
----------------------------------------------------------------------------------------------------------
(COST $42,301,480)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
BALANCED FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FACE AMOUNT        COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.86%
MATERIALS -- 0.86%
        29,732     ICO, Inc.,1.6875%, 12/31/49* .......................................   $       744,489
----------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS ....................................................           744,489
----------------------------------------------------------------------------------------------------------
(COST $444,469)

CORPORATE BONDS -- 21.90%
CONSUMER DISCRETIONARY -- 6.52%
$    1,000,000     Eastman Kodak Co., 7.25% due 11/15/13 ..............................           981,485
       100,000     Fisher Communications, Inc., 8.625% due 9/15/14 ....................           104,250
     1,000,000     FTD Inc. 7.75% 2/15/14 .............................................           990,000
       375,000     Host Marriott LP, 9.25% due 10/1/07 ................................           388,594
     1,500,000     Interface, Inc., 9.50% due 2/1/14 ..................................         1,552,500
       215,000     Mandalay Resort Group, 7.625% due 7/15/13 ..........................           213,388
       200,000     MGM Mirage, Inc., 8.375% due 2/1/11 ................................           209,510
       692,000     Mikohn Gaming, 11.875% due 8/15/08 .................................           716,005
       100,000     Park Place Entertainment, 8.125% due 5/15/11 .......................           106,000
       350,000     Park Place Entertainment, 8.875% due 9/15/08 .......................           367,500
        28,000     Wal-Mart Stores, Inc., 8.75% due 12/29/06 ..........................            28,056
----------------------------------------------------------------------------------------------------------
                                                                                                5,657,288
CONSUMER STAPLES -- 2.62%
     1,250,000     Pilgrim's Pride., 9.25% due 11/15/13 ...............................         1,287,500
     1,000,000     Elizabeth Arden, Inc., 7.75% due 01/15/14 ..........................           985,000
----------------------------------------------------------------------------------------------------------
                                                                                                2,272,500
ENERGY -- 2.85%
      $200,000     Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c) ................                --
        50,000     Swift Energy Co., 9.375% due 5/1/12 ................................            53,000
     2,300,000     United Refining Co., 10.50% due 8/15/12 ............................         2,426,500
----------------------------------------------------------------------------------------------------------
                                                                                                2,479,500
HEALTHCARE -- 4.09%
     1,400,000     Carriage Services, Inc., 7.875% due 01/15/15 .......................         1,368,500
       100,000     Inverness Medical Innovations, 8.75% due 2/15/12 ...................            99,000
     2,000,000     Warner Chilcott Corp., 8.75% due 2/01/15 ...........................         2,080,000
----------------------------------------------------------------------------------------------------------
                                                                                                3,547,500
INDUSTRIALS -- 4.14%
     1,000,000     Greenbrier Companies Inc., 8.375% due 5/15/15 ......................         1,020,000
     2,500,000     Iron Mountain, Inc., 8.625% due 4/1/13 .............................         2,568,750
       200,000     Williams Communications Group, Inc., 10.875% due 10/1/09 (b) (c) ...                --
----------------------------------------------------------------------------------------------------------
                                                                                                3,588,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES OR
FACE AMOUNT        COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
MATERIALS -- 1.68%
$    1,300,000     Chaparral Steel Co., 10.00% due 7/15/13 ............................   $     1,456,000
        25,000     Kaiser Aluminum & Chemical, 12.75% due 2/1/03(b) ...................             2,813
----------------------------------------------------------------------------------------------------------
                                                                                                1,458,813

TOTAL CORPORATE BONDS .................................................................        19,004,351
----------------------------------------------------------------------------------------------------------
(COST $18,405,461)

CONVERTIBLE CORPORATE BONDS -- 8.95%
CONSUMER DISCRETIONARY -- 5.17%
     2,900,000     Lions Gate Entertainment, 2.9375 % due 10/15/24 ....................         3,034,125
     1,000,000     Lions Gate Entertainment, 3.625 % due 03/15/25 .....................           968,750
       500,000     Magna Entertainment Corp., 7.25% due 12/15/09 ......................           481,875
----------------------------------------------------------------------------------------------------------
                                                                                                4,484,750
ENERGY -- 0.00%
         2,000     Moran Energy, Inc., 8.75% due 1/15/08 ..............................             1,970
----------------------------------------------------------------------------------------------------------
HEALTHCARE -- 2.23%
     1,300,000     Amylin Pharmaceuticals, Inc. 2.50% due 4/15/11 .....................         1,938,625
----------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 1.55%
     1,500,000     JetBlue Airways Corp., 3.75% due 3/15/35 ...........................         1,340,625
----------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS .....................................................         7,765,970
----------------------------------------------------------------------------------------------------------
(COST $7,079,665)

MONEY MARKET ACCOUNT -- 8.55%
     7,421,748     PNC Bank Money Market ..............................................         7,421,748
----------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ............................................................         7,421,748
----------------------------------------------------------------------------------------------------------
(COST $7,421,748)

TOTAL INVESTMENTS -- 100.25% ..........................................................         87,009,923
----------------------------------------------------------------------------------------------------------
(COST $75,652,823)

Liabilities in excess of other assets -- (0.25%) ......................................          (217,140)
                                                                                          ----------------

TOTAL NET ASSETS -- 100.00% ...........................................................   $    86,792,783
                                                                                          ================

(a) -- AMERICAN DEPOSITORY RECEIPT.

(b) -- SECURITY IN DEFAULT.

(c) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADAPTED BY THE BOARD OF DIRECTORS.

* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.15%
CONSUMER DISCRETIONARY -- 14.32%
         7,000     eBay, Inc.* ........................................................   $       198,520
         7,500     Harrah's Entertainment, Inc. .......................................           498,225
        15,200     Marriott International, Inc.-Class A ...............................           587,328
         5,700     Starwood Hotels & Resorts Worldwide, Inc ...........................           325,983
        14,700     The Walt Disney Co. ................................................           454,377
        35,000     Time Warner, Inc ...................................................           638,050
        14,350     Viacom, Inc.* ......................................................           533,533
----------------------------------------------------------------------------------------------------------
                                                                                                3,236,016
CONSUMER STAPLES -- 5.48%
        19,200     CVS Corp. ..........................................................           616,704
         5,700     PepsiCo, Inc .......................................................           371,982
         5,600     Walgreen Co. .......................................................           248,584
----------------------------------------------------------------------------------------------------------
                                                                                                1,237,270
FINANCIAL -- 16.98%
         8,500     American Express Co. ...............................................           476,680
         3,700     Franklin Resources, Inc. ...........................................           391,275
         4,100     Legg Mason, Inc. ...................................................           413,526
         9,400     Morgan Stanley .....................................................           685,354
        11,500     Northern Trust Corp ................................................           671,945
         9,400     Principal Financial Group, Inc. ....................................           510,232
         8,000     T. Rowe Price Group, Inc ...........................................           382,800
         1,800     The Goldman Sachs Group, Inc. ......................................           304,506
----------------------------------------------------------------------------------------------------------
                                                                                                3,836,318
HEALTH CARE -- 29.50%
        11,200     Abbott Laboratories ................................................           543,872
        14,800     Baxter International, Inc. .........................................           672,808
        18,000     Bayer AG (a) .......................................................           917,100
        10,200     C. R. Bard, Inc ....................................................           765,000
         7,600     Medco Health Solutions, Inc.* ......................................           456,836
        17,300     MedImmune, Inc.* ...................................................           505,333
         6,200     Quest Diagnostics, Inc. ............................................           379,192
        23,900     Schering-Plough Corp ...............................................           527,951
         9,400     St. Jude Medical, Inc.* ............................................           331,726
        19,100     Teva Pharmaceutical Industries, Ltd. (a) ...........................           651,119
        18,000     Wyeth ..............................................................           915,120
----------------------------------------------------------------------------------------------------------
                                                                                                6,666,057

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 7.59%
         9,200     Automatic Data Processing, Inc. ....................................   $       435,528
         6,900     FedEx Corp. ........................................................           749,892
        12,621     First Data Corp ....................................................           530,082
----------------------------------------------------------------------------------------------------------
                                                                                                1,715,502
INFORMATION TECHNOLOGY -- 22.28%
        25,400     Altera Corp.* ......................................................           466,852
         5,900     Analog Devices, Inc. ...............................................           173,401
        28,200     Applied Materials, Inc .............................................           499,986
        18,300     Cisco Systems, Inc.* ...............................................           420,900
        32,600     Corning, Inc.* .....................................................           795,766
        19,300     Intel Corp. ........................................................           397,001
         4,700     Intersil Corp ......................................................           115,385
        16,700     Microsoft Corp. ....................................................           456,411
        25,700     Motorola, Inc ......................................................           642,500
         4,800     National Semiconductor Corp. .......................................           112,944
        24,700     Symantec Corp.* ....................................................           525,616
        12,800     Texas Instruments, Inc. ............................................           425,600
----------------------------------------------------------------------------------------------------------
                                                                                                5,032,362

TOTAL COMMON STOCKS ...................................................................        21,723,525
----------------------------------------------------------------------------------------------------------
(COST $17,796,380)

MONEY MARKET ACCOUNT -- 3.83%
       866,071     PNC Bank Money Market ..............................................           866,071
----------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ............................................................           866,071
----------------------------------------------------------------------------------------------------------
(COST $866,071)

TOTAL INVESTMENTS -- 99.98% ...........................................................        22,589,596
----------------------------------------------------------------------------------------------------------
(COST $18,662,451)

Other assets in excess of liabilities -- 0.02% ........................................             3,905
                                                                                          ----------------

TOTAL NET ASSETS -- 100.00% ...........................................................   $    22,593,501
                                                                                          ================

(a) AMERICAN DEPOSITORY RECEIPT.

* NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES OR
FACE AMOUNT        COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 0.12%
ENERGY -- 0.12%
         1,370     Eagle Geophysical, Inc.* ...........................................   $        26,030
----------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS ...................................................................            26,030
----------------------------------------------------------------------------------------------------------
(COST $0)

CONVERTIBLE PREFERRED STOCKS -- 4.84%
FINANCIAL -- 3.01%
        13,350     Boston Private Financial Corp., 4.875%, 10/01/34 ...................           660,825
----------------------------------------------------------------------------------------------------------
MATERIALS -- 1.83%
        16,000     ICO, Inc., 1.6875%, 12/31/49* ......................................           400,640
----------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS ....................................................         1,061,465
----------------------------------------------------------------------------------------------------------
(COST $917,309)

PREFERRED STOCKS -- 0.00%
CONSUMER DISCRETIONARY -- 0.00%
           550     Adelphia Communications Corp., 13.00%, 7/15/09* ....................               275
----------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS ................................................................               275
----------------------------------------------------------------------------------------------------------
(COST $50,888)

CORPORATE BONDS -- 65.01%
CONSUMER DISCRETIONARY -- 38.18%
$      145,000     Alltrista Corp., 9.75% due 5/1/12 ..................................           153,700
       255,000     Aztar Corp., 7.875% due 6/15/14 ....................................           276,038
       425,000     Central Garden & Pet Co., 9.125% due 2/1/13 ........................           443,062
        25,000     Fisher Communications, Inc., 8.625% due 9/15/14 ....................            26,063
        25,000     Ford Motor Credit Co., 5.80% due 1/12/09 ...........................            23,813
       575,000     Ford Motor Credit Co., 7.375% due 10/28/09 .........................           559,162
       200,000     FTD, Inc., 7.75% due 2/15/14 .......................................           198,000
       325,000     General Motors Acceptance Corp., 6.875% due 8/28/12 ................           322,070
       100,000     Group 1 Automotive, Inc, 8.25% due 8/15/13 .........................           102,750
       235,000     GSC Holdings Corp., 8.00% due 10/1/12 ..............................           243,225
       325,000     Host Marriott LP, 9.25% due 10/1/07 ................................           336,781
       200,000     Inergy LP, 6.875% due 12/15/14 .....................................           192,500
       200,000     Interface, Inc., 9.50% due 2/1/14 ..................................           219,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FACE AMOUNT        COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
CONSUMER DISCRETIONARY -- 38.18% -- (CONTINUED)
$      325,000     Interface, Inc., 10.375% due 2/1/10 ................................   $       336,375
       335,000     Isle of Capri Casinos, 7.00% due 3/1/14 ............................           319,925
        85,000     Mandalay Resort Group, 7.625% due 7/15/13 ..........................            88,188
       340,000     Mandalay Resort Group, 10.25% due 8/1/07 ...........................           337,450
       125,000     MGM Mirage, Inc., 8.375% due 2/1/11 ................................           130,944
       294,000     Mikohn Gaming Corp., 11.875% due 8/15/08 ...........................           304,199
       400,000     Oxford Industries, Inc., 8.875% due 6/1/11 .........................           410,000
        85,000     Park Place Entertainment, 8.125% due 5/15/11 .......................            89,250
       125,000     Park Place Entertainment, 8.875% due 9/15/08 .......................           132,500
       250,000     Penn National Gaming, Inc., 6.75% due 3/1/15 .......................           244,687
       325,000     Phillips Van-Heusen, 7.75% due 11/15/23 ............................           332,312
       350,000     Pinnacle Entertainment, 8.25% due 3/15/12 ..........................           356,125
       725,000     Rent-A-Center, Inc., 7.50% due 5/1/10 ..............................           732,250
       110,000     Rent-Way, Inc., 11.875% due 6/15/10 ................................           128,150
       575,000     Royal Caribbean Cruises, 7.50% due 10/15/27 ........................           564,447
       800,000     Trump Entertainment Resorts, 8.50% due 6/1/15 ......................           769,000
----------------------------------------------------------------------------------------------------------
                                                                                                8,371,966
CONSUMER STAPLES -- 1.49%
       200,000     Elizabeth Arden, Inc., 7.75% due 1/15/14 ...........................           197,000
       125,000     Pilgrims Pride Corp., 9.25% due 11/15/13 ...........................           128,750
       100,000     Purina Mills, Inc., 9.00% due 3/15/10 (a) (b) ......................                --
----------------------------------------------------------------------------------------------------------
                                                                                                  325,750
ENERGY -- 8.56%
       175,000     Eagle Geophysical, Inc., 10.75% due 7/15/08 (a) (b) ................                --
       460,000     Giant Industries, 8.00% due 5/15/14 ................................           500,250
       350,000     Premcor Refining Group, 7.50% due 6/15/15 ..........................           366,069
       250,000     Premcor Refining Group, 9.25% due 2/1/10 ...........................           264,480
        50,000     Premcor Refining Group, 9.50% due 2/1/13 ...........................            54,500
        55,000     Swift Energy Co., 9.375% due 5/1/12 ................................            58,300
       600,000     United Refining Co., 10.50% due 8/15/12 ............................           633,000
----------------------------------------------------------------------------------------------------------
                                                                                                1,876,599
HEALTHCARE -- 4.54%
        60,000     Inverness Medical Innovations, 8.75% due 2/15/12 ...................            59,400
       900,000     Warner Chilcott Corp., 8.75% due 2/1/15 ............................           936,000
----------------------------------------------------------------------------------------------------------
                                                                                                  995,400

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FACE AMOUNT        COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 9.61%
$      625,000     Allied Waste North America, 7.875% due 4/15/13 .....................   $       642,188
       100,000     Allied Waste North America, 9.25% due 9/1/12 .......................           107,125
       290,000     Greenbrier Companies, Inc., 8.375% due 5/15/15 .....................           295,800
       575,000     Iron Mountain, Inc., 7.75% due 1/15/15 .............................           577,875
       300,000     Iron Mountain, Inc., 8.625% due 4/1/13 .............................           308,250
       114,000     Mobile Mini, Inc., 9.50% due 7/1/13 ................................           122,550
        50,000     Pulte Homes, Inc., 8.125% due 3/1/11 ...............................            54,420
       100,000     Williams Communication Group, Inc., 11.70% due 8/1/08 (a) (b) ......                --
        50,000     Williams Communication Group, Inc., 11.875% due 8/1/10 (a) (b) .....                --
----------------------------------------------------------------------------------------------------------
                                                                                                2,108,208
MATERIALS -- 1.26%
        90,000     Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (a) ..................            10,125
       275,000     US Concrete, Inc., 8.375% due 4/1/14 ...............................           265,719
----------------------------------------------------------------------------------------------------------
                                                                                                  275,844
TELECOMMUNICATION SERVICES -- 1.37%
       280,000     Rodgers Wireless, Inc., 7.50% due 3/15/15 ..........................           300,300
----------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS .................................................................        14,254,067
----------------------------------------------------------------------------------------------------------
(COST $13,892,960)

CONVERTIBLE CORPORATE BONDS -- 24.41%
CONSUMER DISCRETIONARY -- 11.55%
$      265,000     Best Buy, 2.25% due 1/15/22 ........................................           321,975
       492,000     Exide Technologies, 2.90% due 12/15/05 (a) (b) .....................                --
       550,000     Lions Gate Entertainment, 2.9375% due 10/15/24 .....................           575,437
       350,000     Lions Gate Entertainment, 4.875% due 12/15/10 ......................           656,688
       620,000     WMS Industries, 2.75% due 7/15/10 ..................................           979,600
----------------------------------------------------------------------------------------------------------
                                                                                                2,533,700
ENERGY -- 0.22%
        49,000     Moran Energy, Inc., 8.75% due 1/15/08 ..............................            48,265
----------------------------------------------------------------------------------------------------------
HEALTHCARE -- 6.47%
       635,000     Amylin Pharmaceuticals, Inc., 2.50% due 4/15/11 ....................           946,944
       465,000     First Horizon Pharmaceuticals, 1.75% due 3/8/24 ....................           471,394
----------------------------------------------------------------------------------------------------------
                                                                                                1,418,338

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES OR
FACE AMOUNT        COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 2.99%
       735,000    JetBlue Airways Corp., 3.75% due 3/15/35 ............................   $       656,906
       132,000    OHM Corp., 8.00% due 10/1/06 (a) (b) ................................                13
----------------------------------------------------------------------------------------------------------
                                                                                                  656,919
INFORMATION TECHNOLOGY -- 3.18%
       700,000    Fairchild Semiconductor, Inc., 5.00% due 11/1/08 ....................           696,500
----------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS .....................................................         5,353,722
----------------------------------------------------------------------------------------------------------
(COST $4,388,984)

MONEY MARKET ACCOUNT -- 4.41%
       966,201    PNC Bank Money Market ...............................................           966,201
----------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ............................................................           966,201
----------------------------------------------------------------------------------------------------------
(COST $966,201)

TOTAL INVESTMENTS -- 98.79% ...........................................................        21,661,760
----------------------------------------------------------------------------------------------------------
(COST $20,216,342)

Other assets in excess of liabilities -- 1.21% ........................................           265,094
                                                                                          ----------------

TOTAL NET ASSETS -- 100.00% ...........................................................   $    21,926,854
                                                                                          ================

(a) -- SECURITY IN DEFAULT.

(b) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.

* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.07%
CONSUMER DISCRETIONARY -- 11.83%
        48,700    Gentex Corp. ........................................................   $       692,027
        10,800    Johnson Controls, Inc. ..............................................           774,792
         8,500    Las Vegas Sands Corp.* ..............................................           580,975
        21,200    McDonald's Corp. ....................................................           829,344
        15,000    Tiffany & Co. .......................................................           498,000
----------------------------------------------------------------------------------------------------------
                                                                                                3,375,138
CONSUMER STAPLES -- 12.49%
        10,300    Colgate-Palmolive Co ................................................           639,630
        10,300    Kimberly-Clark Corp. ................................................           673,208
        12,825    Procter & Gamble Co .................................................           794,894
        12,500    The Coca-Cola Co ....................................................           558,500
        19,475    Wrigley, (Wm.) Jr. Co. ..............................................           897,018
----------------------------------------------------------------------------------------------------------
                                                                                                3,563,250
ENERGY -- 2.20%
        22,000    Halliburton Co. .....................................................           625,900
----------------------------------------------------------------------------------------------------------
FINANCIALS -- 5.50%
        17,500    AFLAC, Inc. .........................................................           800,800
        11,600    American International Group, Inc. ..................................           768,616
----------------------------------------------------------------------------------------------------------
                                                                                                1,569,416
HEALTH CARE -- 32.40%
        24,300    Abbott Laboratories .................................................         1,180,008
        23,900    Baxter International, Inc. ..........................................         1,086,494
        19,200    ev3, Inc.* ..........................................................           326,592
        28,500    IMS Health, Inc .....................................................           759,240
         7,500    Johnson & Johnson ...................................................           487,050
        15,200    Mentor Corp .........................................................           765,928
         9,400    Millipore Corp.* ....................................................           576,220
        47,800    Schering-Plough Corp ................................................         1,055,902
        11,200    Sigma-Aldrich Corp. .................................................           847,504
         5,900    Varian Medical Systems, Inc.* .......................................           315,001
        18,700    Waters Corp.* .......................................................           846,736
        19,600    Wyeth ...............................................................           996,464
----------------------------------------------------------------------------------------------------------
                                                                                                9,243,139
INDUSTRIALS -- 4.49%
         3,200    Getty Images, Inc.* .................................................           158,976
        21,900    Heidrick & Struggles International, Inc.* ...........................           788,400
         6,000    Teleflex, Inc .......................................................           333,840
----------------------------------------------------------------------------------------------------------
                                                                                                1,281,216

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 28.16%
        11,200     Analog Devices, Inc. ...............................................   $       329,168
        33,330     Applied Materials, Inc. ............................................           590,941
        13,500     Cabot Microelectronics Corp.* ......................................           389,070
        31,500     Cisco Systems, Inc.* ...............................................           724,500
        22,100     Dolby Laboratories, Inc.* ..........................................           438,685
        29,300     Entegris, Inc.* ....................................................           319,663
        10,200     FormFactor, Inc.* ..................................................           429,726
        25,700     Integrated Device Technology, Inc.* ................................           412,742
        35,900     Intel Corp. ........................................................           738,463
        13,100     KLA-Tencor Corp. ...................................................           582,557
        26,200     Microsoft Corp. ....................................................           716,046
        11,600     Molex, Inc. ........................................................           452,052
        26,400     Motorola, Inc. .....................................................           660,000
        23,900     National Semiconductor Corp. .......................................           562,367
        23,800     Oracle Corp.* ......................................................           422,212
        12,500     Red Hat, Inc.* .....................................................           263,500
----------------------------------------------------------------------------------------------------------
                                                                                                8,031,692

TOTAL COMMON STOCKS ...................................................................        27,689,751
----------------------------------------------------------------------------------------------------------
(COST $21,100,625)

MONEY MARKET ACCOUNT -- 2.94%
       837,926     PNC Bank Money Market ..............................................           837,926
----------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ............................................................           837,926
----------------------------------------------------------------------------------------------------------
(COST $837,926)

TOTAL INVESTMENTS -- 100.01% ..........................................................        28,527,677
----------------------------------------------------------------------------------------------------------
(COST $21,938,551)

Liiabilities in excess of other assets -- (0.01%) .....................................            (2,576)
                                                                                          ----------------

TOTAL NET ASSETS -- 100.00% ...........................................................   $    28,525,101
                                                                                          ================

* NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY
FUND

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMON STOCKS -- 94.02%
CONSUMER DISCRETIONARY -- 1.58%
         6,100     eBay, Inc. * .......................................................   $       172,996
----------------------------------------------------------------------------------------------------------
HEALTH CARE -- 36.77%
         2,400     Abbott Laboratories ................................................           116,544
        12,800     Align Technology, Inc.* ............................................           145,664
         5,500     American Medical Systems Holdings, Inc.* ...........................           101,365
         5,900     Amylin Pharmaceuticals, Inc.* ......................................           260,013
         6,100     AtheroGenics, Inc.* ................................................            80,337
         3,000     Barr Pharmaceuticals, Inc.* ........................................           155,820
         2,300     Bayer AG (a) .......................................................           117,185
         1,800     C. R. Bard, Inc. ...................................................           135,000
         4,000     Charles River Laboratories International, Inc.* ....................           173,640
         1,900     Covance, Inc.* .....................................................           126,122
         9,900     ev3, Inc.* .........................................................           168,399
         1,500     Fisher Scientific International, Inc.* .............................           117,360
         5,950     Immucor, Inc.* .....................................................           133,340
         7,300     IMS Health, Inc. ...................................................           194,472
         5,200     Medicis Pharmaceutical Corp. .......................................           168,220
         5,600     MedImmune, Inc.* ...................................................           163,576
         3,725     Mentor Corp. .......................................................           187,703
         1,400     Millipore Corp.* ...................................................            85,820
         3,300     Myogen, Inc.* ......................................................           115,764
         5,000     Neurometrix, Inc. * ................................................            95,050
         3,500     Pharmaceutical Product Development, Inc. ...........................           124,915
         8,600     QIAGEN N.V. * ......................................................           136,224
         5,200     Schering-Plough Corp. ..............................................           114,868
         2,200     Shire PLC (a) ......................................................           108,658
         1,400     Sigma-Aldrich Corp. ................................................           105,938
         2,800     St. Jude Medical, Inc.* ............................................            98,812
         3,000     Teva Pharmaceutical Industries, Ltd. (a) ...........................           102,270
         2,400     Varian Medical Systems, Inc.* ......................................           128,136
         2,800     Waters Corp.* ......................................................           126,784
         2,600     Wyeth ..............................................................           132,184
----------------------------------------------------------------------------------------------------------
                                                                                                4,020,183

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMON STOCKS -- (CONTINUED)
INDUSTRIALS -- 3.17%
        10,400     Hewitt Associates, Inc.* ...........................................   $       252,304
         2,600     Monster Worldwide, Inc. * ..........................................            94,094
----------------------------------------------------------------------------------------------------------
                                                                                                  346,398
INFORMATION TECHNOLOGY -- 52.50%
         6,900     ADTRAN, Inc. .......................................................           164,496
         7,800     Altera Corp.* ......................................................           143,364
         3,200     Analog Devices, Inc. ...............................................            94,048
         9,400     Applied Materials, Inc. ............................................           166,662
        11,400     BEA Systems, Inc.* .................................................           173,280
         7,600     Cabot Microelectronics Corp.* ......................................           219,032
         5,900     Cadence Design Systems, Inc.* ......................................           100,064
         3,500     CheckFree Corp.* ...................................................           144,620
         7,775     Cisco Systems, Inc.* ...............................................           178,825
         3,500     Citrix Systems, Inc.* ..............................................           126,735
         6,500     Corning, Inc.* .....................................................           158,665
         7,000     Cree, Inc.* ........................................................           140,770
         7,100     Dolby Laboratories, Inc.* ..........................................           140,935
        13,000     EMC Corp.* .........................................................           155,740
        11,100     Entegris, Inc.* ....................................................           121,101
         2,400     Equinix, Inc.* .....................................................           144,240
         3,700     F5 Networks, Inc.* .................................................           198,764
         2,800     FileNET Corp.* .....................................................            97,524
         3,300     FormFactor, Inc.* ..................................................           139,029
         7,925     Intel Corp. ........................................................           163,017
         9,000     Jabil Circuit, Inc.* ...............................................           257,130
         4,300     Kronos, Inc.* ......................................................           146,587
         6,500     Manhattan Associates, Inc.* ........................................           156,910
         5,550     Maxim Integrated Products, Inc. ....................................           155,788
         2,850     Microchip Technology, Inc. .........................................            92,397
         6,300     Microsoft Corp. ....................................................           172,179
         4,600     MKS Instruments, Inc.* .............................................            93,426
         1,900     Molex, Inc. ........................................................            74,043
         7,300     Motorola, Inc. .....................................................           182,500
         4,200     National Instruments Corp. .........................................           114,828
         7,300     Nokia Oyj (a) ......................................................           143,737
         5,100     Novellus Systems, Inc.* ............................................           141,066

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY
FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMON STOCKS -- (CONTINUED)
INFORMATION TECHNOLOGY -- 52.50% -- (CONTINUED)
         7,900     Oracle Corp.* ......................................................   $       140,146
         3,600     PDF Solutions, Inc.* ...............................................            39,456
         3,100     Rackable Systems, Inc.* ............................................            84,847
         9,300     Red Hat, Inc.* .....................................................           196,044
        13,500     Semtech Corp.* .....................................................           172,260
         8,300     Symantec Corp.* ....................................................           176,624
         3,900     Texas Instruments, Inc. ............................................           129,675
         2,100     Trimble Navigation, Ltd.* ..........................................            98,868
----------------------------------------------------------------------------------------------------------
                                                                                                5,739,422

TOTAL COMMON STOCKS ...................................................................        10,278,999
----------------------------------------------------------------------------------------------------------
(COST $8,786,565)

MONEY MARKET ACCOUNT -- 5.20%
       568,748     PNC Bank Money Market ..............................................           568,748
----------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ............................................................           568,748
----------------------------------------------------------------------------------------------------------
(COST $568,748)

TOTAL INVESTMENTS -- 99.22% ...........................................................        10,847,747
----------------------------------------------------------------------------------------------------------
(COST $9,355,313)

Other assets in excess of liabilities -- 0.78% ........................................            84,994
                                                                                          ----------------

TOTAL NET ASSETS -- 100.00% ...........................................................   $    10,932,741
                                                                                          ================

(a) AMERICAN DEPOSITORY RECEIPT.

* NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.92%
CONSUMER DISCRETIONARY -- 26.84%
       135,800     Ameristar Casinos, Inc. ............................................   $     2,948,218
       215,800     Borders Group, Inc. ................................................         4,402,320
        86,125     Central Garden & Pet Co.* ..........................................         4,156,392
        76,600     Christopher & Banks Corp. ..........................................         2,258,168
       137,307     GameStop Corp.* ....................................................         6,138,996
       162,900     Gentex Corp. .......................................................         2,314,809
       326,000     Lions Gate Entertainment Corp.* ....................................         3,263,260
       113,700     Orient-Express Hotels Ltd. -- Class A ..............................         4,250,106
        81,200     Oxford Industries, Inc. ............................................         3,484,292
       146,400     P.F. Chang's China Bistro, Inc.* ...................................         5,081,544
       123,700     Penn National Gaming, Inc.* ........................................         4,517,524
       148,600     Tuesday Morning Corp. ..............................................         2,062,568
        73,800     WCI Communties, Inc.* ..............................................         1,287,072
       115,100     Winnebago Industries, Inc. .........................................         3,611,838
       241,600     WMS Industries, Inc.* ..............................................         7,057,136
       122,900     Zale Corp.* ........................................................         3,409,246
----------------------------------------------------------------------------------------------------------
                                                                                               60,243,489
FINANCIALS -- 4.29%
       106,000     Boston Private Financial Holdings, Inc. ............................         2,955,280
       118,450     Raymond James Financial, Inc. ......................................         3,463,478
       114,600     W.P. Stewart & Co., Ltd. ...........................................         1,427,916
        40,200     Wilmington Trust Corp. .............................................         1,790,910
----------------------------------------------------------------------------------------------------------
                                                                                                9,637,584
HEALTH CARE -- 25.50%
       321,400     Align Technology, Inc.* ............................................         3,657,532
       186,900     American Medical Systems Holdings, Inc.* ...........................         3,444,567
       159,650     Amylin Pharmaceuticals, Inc.* ......................................         7,035,775
        86,100     Charles River Laboratories International, Inc.* ....................         3,737,601
        78,800     Covance, Inc.* .....................................................         5,230,744
       236,900     ev3, Inc.* .........................................................         4,029,669
       211,550     Immucor, Inc.* .....................................................         4,740,836
       140,100     Medicis Pharmaceutical Corp. -- Class A ............................         4,532,235
       106,500     Mentor Corp. .......................................................         5,366,535
        83,200     Myogen, Inc.* ......................................................         2,918,656
       164,000     Pharmaceutical Product Development, Inc. ...........................         5,853,160
       122,600     PSS World Medical, Inc.* ...........................................         2,450,774
        99,300     Sciele Pharma, Inc.* ...............................................         1,870,812
        97,500     Wright Medical Group, Inc.* ........................................         2,364,375
----------------------------------------------------------------------------------------------------------
                                                                                               57,233,271

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
INDUSTRIALS -- 13.29%
        59,300     Bright Horizons Family Solutions, Inc.* ............................   $     2,474,589
       282,400     Corinthian Colleges, Inc.* .........................................         3,052,744
       193,200     DeVry, Inc.* .......................................................         4,109,364
       203,300     Educate, Inc.* .....................................................         1,624,367
       120,200     FirstService Corp.* ................................................         2,863,164
       142,500     Heidrick & Struggles International, Inc.* ..........................         5,130,000
        51,500     ITT Educational Services, Inc.* ....................................         3,414,450
       174,000     Korn/Ferry International * .........................................         3,643,560
       175,300     Navigant Consulting, Inc.* .........................................         3,516,518
----------------------------------------------------------------------------------------------------------
                                                                                               29,828,756
INFORMATION TECHNOLOGY -- 25.00%
       194,800     ADTRAN, Inc. .......................................................         4,644,032
       141,600     Cabot Microelectronics Corp.* ......................................         4,080,912
       200,800     Cree, Inc.* ........................................................         4,038,088
       213,300     Dolby Laboratories, Inc.* ..........................................         4,234,005
        52,000     Equinex, Inc.* .....................................................         3,125,200
       210,800     Fairchild Semiconductor International, Inc.* .......................         3,941,960
       118,000     FileNET Corp.* .....................................................         4,109,940
        92,700     FormFactor, Inc.* ..................................................         3,905,451
       112,367     Kronos, Inc.* ......................................................         3,830,591
       174,100     Manhattan Associates, Inc.* ........................................         4,202,774
       357,800     Micrel, Inc.* ......................................................         3,431,302
       193,600     MKS Instruments, Inc.* .............................................         3,932,016
       102,100     National Instruments Corp. .........................................         2,791,414
        78,500     Rackable Sysems, Inc.* .............................................         2,148,545
       221,800     Semtech Corp.* .....................................................         2,830,168
        18,300     Trimble Navigation Ltd.* ...........................................           861,564
----------------------------------------------------------------------------------------------------------
                                                                                               56,107,962

TOTAL COMMON STOCKS ...................................................................       213,051,062
----------------------------------------------------------------------------------------------------------
(COST $187,474,897)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT -- 5.13%
    11,506,112     PNC Bank Money Market ..............................................   $    11,506,112
----------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ............................................................        11,506,112
----------------------------------------------------------------------------------------------------------
(COST $11,506,112)

TOTAL INVESTMENTS -- 100.05% ..........................................................       224,557,174
----------------------------------------------------------------------------------------------------------
(COST $198,981,009)

Liabilities in excess of other assets -- (0.05%) ......................................          (115,329)
                                                                                          ----------------

TOTAL NET ASSETS -- 100.00% ...........................................................   $   224,441,845
                                                                                          ================

* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.48%
CONSUMER DISCRETIONARY -- 28.48%
         4,700     Abercrombie & Fitch Co.-Class A ....................................   $       326,556
         8,400     Autoliv, Inc. ......................................................           462,924
         8,700     Barnes & Noble, Inc. ...............................................           330,078
         9,700     Boyd Gaming Corp. ..................................................           372,868
         8,100     Brunswick Corp. ....................................................           252,639
        15,000     Chico's FAS, Inc.* .................................................           322,950
        46,000     EMI Group PLC (a) ..................................................           457,120
        35,400     Gentex Corp. .......................................................           503,034
         5,400     Harrah's Entertainment, Inc. .......................................           358,722
        10,200     LIFE TIME FITNESS, Inc.* ...........................................           472,158
         2,750     Mohawk Industries, Inc.* ...........................................           204,738
        12,300     Penn National Gaming, Inc.* ........................................           449,196
        18,600     PetSmart, Inc. .....................................................           516,150
         7,000     Polo Ralph Lauren Corp. ............................................           452,830
         8,400     Royal Caribbean Cruises Ltd. .......................................           326,004
        16,500     The Talbots, Inc. ..................................................           449,625
        12,400     Tiffany & Co. ......................................................           411,680
        26,000     Urban Outfitters, Inc.* ............................................           459,940
         9,200     Weight Watchers International, Inc. ................................           407,928
        14,100     Williams-Sonoma, Inc. ..............................................           456,699
----------------------------------------------------------------------------------------------------------
                                                                                                7,993,839
FINANCIAL -- 8.52%
         9,000     A.G. Edwards, Inc. .................................................           479,520
        26,200     Janus Capital Group, Inc. ..........................................           516,664
         3,300     Legg Mason, Inc. ...................................................           332,838
        17,176     Morningstar, Inc.* .................................................           633,794
         9,000     T. Rowe Price Group, Inc. ..........................................           430,650
----------------------------------------------------------------------------------------------------------
                                                                                                2,393,466
HEALTH CARE -- 27.48%
        19,100     Amylin Pharmaceuticals, Inc.* ......................................           841,737
        12,800     Barr Pharmaceuticals, Inc.* ........................................           664,832
        17,100     Charles River Laboratories International, Inc.* ....................           742,311
        23,000     Endo Pharmaceuticals Holdings, Inc.* ...............................           748,650
        26,400     IMS Health, Inc. ...................................................           703,296
        19,100     Medicis Pharmaceutical Corp. .......................................           617,885
        20,600     MedImmune, Inc.* ...................................................           601,726
         5,700     Millipore Corp.* ...................................................           349,410

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
HEALTH CARE -- 27.48% -- (CONTINUED)
        11,400     Pharmaceutical Product Development, Inc. ...........................   $       406,866
        36,700     QIAGEN N.V. * ......................................................           581,328
        12,000     Shire PLC (a) ......................................................           592,680
         5,700     Sigma-Aldrich Corp. ................................................           431,319
         9,525     Waters Corp.* ......................................................           431,292
----------------------------------------------------------------------------------------------------------
                                                                                                7,713,332
INDUSTRIALS -- 8.15%
         9,200     ChoicePoint, Inc.* .................................................           329,360
        18,200     DeVry, Inc.* .......................................................           387,114
        22,900     Hewitt Associates, Inc.* ...........................................           555,554
        16,000     Iron Mountain, Inc.* ...............................................           687,040
         9,100     Monster Worldwide, Inc.* ...........................................           329,329
----------------------------------------------------------------------------------------------------------
                                                                                                2,288,397
INFORMATION TECHNOLOGY -- 23.85%
        29,600     Altera Corp.* ......................................................           544,048
        42,300     BEA Systems, Inc.* .................................................           642,960
        16,700     Cadence Design Systems, Inc.* ......................................           283,232
        13,900     CheckFree Corp.* ...................................................           574,348
        12,300     Citrix Systems, Inc.* ..............................................           445,383
        11,800     F5 Networks, Inc. * ................................................           633,896
         6,000     Garmin Ltd. ........................................................           292,680
        15,000     Jabil Circuit, Inc. ................................................           428,550
         8,600     KLA-Tencor Corp. ...................................................           382,442
        16,200     National Semiconductor Corp. .......................................           381,186
        22,100     Novellus Systems, Inc.* ............................................           611,286
        38,300     Red Hat, Inc.* .....................................................           807,364
         4,400     SanDisk Corp. * ....................................................           235,576
        33,900     Semtech Corp.* .....................................................           432,564
----------------------------------------------------------------------------------------------------------
                                                                                                6,695,515

TOTAL COMMON STOCKS ...................................................................        27,084,549
----------------------------------------------------------------------------------------------------------
(COST $24,344,996)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

SHARES             COMPANY                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT -- 4.19%
     1,175,473     PNC Bank Money Market ..............................................   $     1,175,473
----------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT ............................................................         1,175,473
----------------------------------------------------------------------------------------------------------
(COST $1,175,473)

TOTAL INVESTMENTS -- 100.67% ..........................................................        28,260,022
----------------------------------------------------------------------------------------------------------
(COST $25,520,469)

Liabilities in excess of other assets -- (0.67%) ......................................          (186,861)
                                                                                          ----------------

TOTAL NET ASSETS -- 100.00% ...........................................................   $    28,073,161
                                                                                          ================

(a) -- AMERICAN DEPOSITORY RECEIPT

* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                 BALANCED      LARGE CAP       HIGH YIELD
                                                                   FUND           FUND            FUND
----------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value ...................................    $ 87,009,923   $ 22,589,596    $ 21,661,760
   Receivables:
     Dividends ............................................          59,707          9,328           8,135
     Interest .............................................         522,833          3,525         374,701
     Capital shares sold ..................................         311,101             75              --
     From advisor .........................................              --            968           4,216
   Prepaid expenses and other assets ......................          27,194         26,032          26,310
                                                               ------------   ------------    ------------
       Total assets .......................................      87,930,758     22,629,524      22,075,122
                                                               ------------   ------------    ------------
LIABILITIES:
   Payables:
     Investment securities purchased ......................         653,306             --              --
     Capital shares redeemed ..............................          13,764          2,581          56,977
     Dividend distributions ...............................         354,184             --          49,567
     Administrative fees ..................................          11,325          2,969           2,941
     Professional fees ....................................          13,930         13,931          13,929
     Custody fees .........................................           3,151          2,894           3,805
     Advisory fees ........................................          47,167             --              --
     Other accrued expenses ...............................          41,148         13,648          21,049
                                                               ------------   ------------    ------------
       Total liabilities ..................................       1,137,975         36,023         148,268
                                                               ------------   ------------    ------------
NET ASSETS ................................................    $ 86,792,783   $ 22,593,501    $ 21,926,854
                                                               ============   ============    ============
NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital) ............    $ 74,438,393   $ 20,017,047    $ 20,541,625
   Accumulated net investment gain (loss) .................           5,934        (23,148)   $      5,170
   Accumulated net realized gain (loss) from investment
     transactions .........................................         991,356     (1,327,543)        (65,359)
   Net unrealized appreciation from investment
     transactions .........................................      11,357,100      3,927,145       1,445,418
                                                               ------------   ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...............    $ 86,792,783   $ 22,593,501    $ 21,926,854
                                                               ============   ============    ============
   Investments at cost ....................................    $ 75,652,823   $ 18,662,451    $ 20,216,342
                                                               ============   ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                 BALANCED      LARGE CAP       HIGH YIELD
                                                                   FUND           FUND            FUND
----------------------------------------------------------------------------------------------------------
CLASS I SHARES
   Net Assets .............................................    $ 54,888,284   $ 21,833,290    $ 12,309,812
                                                               ============   ============    ============
   Shares of Capital Stock Outstanding ....................       4,052,479      1,517,889       1,366,597
                                                               ============   ============    ============
   Net Asset Value Per Share ..............................    $      13.54   $      14.38    $       9.01
                                                               ============   ============    ============
CLASS A SHARES
   Net Assets .............................................    $ 18,077,484   $    327,648    $  4,570,219
                                                               ============   ============    ============
   Shares of Capital Stock Outstanding ....................       1,290,709         22,977         475,583
                                                               ============   ============    ============
   Net Asset Value Per Share ..............................    $      14.01   $      14.26    $       9.61
                                                               ============   ============    ============
CLASS B SHARES
   Net Assets .............................................    $  1,675,012   $     87,674    $  2,131,338
                                                               ============   ============    ============
   Shares of Capital Stock Outstanding ....................         121,179          6,391         224,636
                                                               ============   ============    ============
   Net Asset Value Per Share ..............................    $      13.82   $      13.72    $       9.49
                                                               ============   ============    ============
CLASS C SHARES
   Net Assets .............................................    $ 12,122,754   $    333,932    $  2,904,511
                                                               ============   ============    ============
   Shares of Capital Stock Outstanding ....................         876,473         24,334         310,649
                                                               ============   ============    ============
   Net Asset Value Per Share ..............................    $      13.83   $      13.72    $       9.35
                                                               ============   ============    ============
CLASS R SHARES
   Net Assets .............................................    $     29,249   $     10,957    $     10,974
                                                               ============   ============    ============
   Shares of Capital Stock Outstanding ....................           2,179            786           1,239
                                                               ============   ============    ============
   Net Asset Value Per Share ..............................    $      13.42   $      13.94    $       8.86
                                                               ============   ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)

September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                        USA GLOBAL        SCIENCE &
                                                           FUND        TECHNOLOGY FUND
--------------------------------------------------------------------------------------
ASSETS:
   Investments at value ............................   $ 28,527,677    $    10,847,747
   Receivables
     Investment securities sold ....................             --             54,542
     Dividends .....................................         16,065              1,485
     Interest ......................................          2,599              2,474
     Capital shares sold ...........................             --             63,430
     From advisor ..................................             --             17,845
   Prepaid expenses and other assets ...............         26,626             31,207
                                                       ------------    ---------------
       Total assets ................................     28,572,967         11,018,730
                                                       ------------    ---------------
LIABILITIES:
   Payables:
     Investment securities purchased ...............             --             42,275
     Capital shares redeemed .......................             --             15,059
     Administrative fees ...........................          3,792              1,401
     Professional fees .............................         13,931             13,931
     Custody fees ..................................          2,321              3,770
     Advisory fees .................................          6,560                 --
     Other accrued expenses ........................         21,262              9,553
                                                       ------------    ---------------
       Total liabilities ...........................         47,866             85,989
                                                       ------------    ---------------
NET ASSETS .........................................   $ 28,525,101    $    10,932,741
                                                       ============    ===============
NET ASSETS CONSIST OF:
   Capital (capital stock and paid--in capital) ....   $ 25,415,730    $     9,502,505
   Accumulated net investment loss .................        (19,395)           (38,660)
   Accumulated net realized loss from investment
     transactions ..................................     (3,460,360)           (23,538)
   Net unrealized appreciation from
     investment transactions .......................      6,589,126          1,492,434
                                                       ------------    ---------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ........   $ 28,525,101    $    10,932,741
                                                       ============    ===============
   Investments at cost .............................   $ 21,938,551    $     9,355,313
                                                       ============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                        USA GLOBAL        SCIENCE &
                                                           FUND        TECHNOLOGY FUND
--------------------------------------------------------------------------------------
CLASS I SHARES
   Net Assets ......................................   $ 26,001,394    $     7,528,904
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............      1,636,114            559,177
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      15.89    $         13.46
                                                       ============    ===============
CLASS A SHARES
   Net Assets ......................................   $  1,510,948    $     1,910,173
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............         96,133            143,612
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      15.72    $         13.30
                                                       ============    ===============
CLASS B SHARES
   Net Assets ......................................   $     56,008    $        87,634
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............          3,690              6,865
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      15.18    $         12.77
                                                       ============    ===============
CLASS C SHARES
   Net Assets ......................................   $    945,925    $     1,391,996
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............         62,320            108,926
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      15.18    $         12.78
                                                       ============    ===============
CLASS R SHARES
   Net Assets ......................................   $     10,826    $        14,034
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............            699              1,065
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      15.48    $         13.17
                                                       ============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)

September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                          SMALL CAP         MID CAP
                                                            FUND             FUND
---------------------------------------------------------------------------------------
ASSETS:
   Investments at value ............................   $ 224,557,174    $    28,260,022
   Receivables:
     Investment securities sold ....................         449,459                 --
     Dividends .....................................          48,955             20,096
     Interest ......................................          42,301              6,384
     Capital shares sold ...........................         346,599             34,182
   Prepaid expenses and other assets ...............          37,858             29,193
                                                       -------------    ---------------
       Total assets ................................     225,482,346         28,349,877
                                                       -------------    ---------------
LIABILITIES:
   Payables:
     Investment securities purchased ...............              --            171,114
     Capital shares redeemed .......................         679,130             61,356
     Administrative fees ...........................          29,394              3,658
     Professional fees .............................          13,930             13,934
     Custody fees ..................................           4,857              3,798
     Advisory fees .................................         190,902              1,873
     Other accrued expenses ........................         122,288             20,983
                                                       -------------    ---------------
       Total liabilities ...........................       1,040,501            276,716
                                                       -------------    ---------------
NET ASSETS .........................................   $ 224,441,845    $    28,073,161
                                                       =============    ===============
NET ASSETS CONSIST OF:
   Capital (capital stock and paid--in capital) ....   $ 197,491,212    $    25,075,494
   Accumulated net investment loss .................      (1,058,779)          (106,899)
   Accumulated net realized gain from investment
     transactions ..................................       2,433,247            365,013
   Net unrealized appreciation from investment
     transactions ..................................      25,576,165          2,739,553
                                                       -------------    ---------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ........   $ 224,441,845    $    28,073,161
                                                       =============    ===============
   Investments at cost .............................   $ 198,981,009    $    25,520,469
                                                       =============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                         SMALL CAP         MID CAP
                                                           FUND             FUND
--------------------------------------------------------------------------------------
CLASS I SHARES
   Net Assets ......................................   $ 13,033,869    $     8,763,925
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............        745,049            583,561
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      17.49    $         15.02
                                                       ============    ===============
CLASS A SHARES
   Net Assets ......................................   $188,596,475    $    13,540,580
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............     10,918,260            911,297
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      17.27    $         14.86
                                                       ============    ===============
CLASS B SHARES
   Net Assets ......................................   $  3,160,995    $       338,152
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............        189,907             23,555
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      16.65    $         14.36
                                                       ============    ===============
CLASS C SHARES
   Net Assets ......................................   $ 19,630,420    $     5,417,896
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............      1,179,141            377,102
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      16.65    $         14.37
                                                       ============    ===============
CLASS R SHARES
   Net Assets ......................................   $     20,086    $        12,608
                                                       ============    ===============
   Shares of Capital Stock Outstanding .............          1,172                855
                                                       ============    ===============
   Net Asset Value Per Share .......................   $      17.14    $         14.74
                                                       ============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
OF OPERATIONS

Six Months Ended September 30, 2006 (unaudited)
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                    BALANCED     LARGE CAP    HIGH YIELD
                                                                      FUND          FUND         FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .....................................................   $   503,015    $  98,923    $   19,464
Interest ......................................................     1,064,992       24,369       741,251
Foreign taxes withheld ........................................          (321)      (4,481)           --
                                                                  -----------    ---------    ----------
                                                                    1,567,686      118,811       760,715
                                                                  -----------    ---------    ----------

EXPENSES:
Advisor fees ..................................................       325,360       87,308        92,499
Administration fees ...........................................        66,660       17,875        18,942
12b-1 fees ....................................................        46,577        1,362        19,925
Transfer Agent fees ...........................................        40,864       18,627        20,792
Shareholder service fees ......................................        35,124          904        13,399
Registration fees .............................................        27,002       27,152        27,002
Audit fees ....................................................        11,132       10,567        10,469
Legal fees ....................................................         8,485        8,154         8,146
Printing fees .................................................         7,655        2,200         2,586
Custodian fees ................................................         6,884        6,518         6,919
Director fees .................................................         5,286        3,129         3,187
Insurance fees ................................................         3,402          994         1,506
Advisor fees recoupment .......................................            --           --            --
Miscellaneous fees ............................................         9,469        5,524         8,500
                                                                  -----------    ---------    ----------

   Total expenses before reimbursement and waivers ............       593,900      190,314       233,872
   Less: expense reimbursement and waivers ....................       (72,963)     (48,355)      (75,675)
                                                                  -----------    ---------    ----------

   Net expenses ...............................................       520,937      141,959       158,197
                                                                  -----------    ---------    ----------

   Net investment income (loss) ...............................     1,046,749      (23,148)      602,518
                                                                  -----------    ---------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions .........     3,736,358     (207,138)      241,732
Net unrealized appreciation (depreciation) on investments .....      (651,402)     945,957      (649,827)
                                                                  -----------    ---------    ----------
                                                                    3,084,956      738,819      (408,095)
                                                                  -----------    ---------    ----------
Net increase (decrease) in net assets resulting from
   operations .................................................   $ 4,131,705    $ 715,671    $  194,423
                                                                  ===========    =========    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                  USA GLOBAL       SCIENCE &         SMALL CAP       MID CAP
                                                     FUND       TECHNOLOGY FUND        FUND           FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .....................................   $  191,749    $        19,722    $    381,565    $    65,022
Interest ......................................       28,084             10,791         289,094         34,179
Foreign taxes withheld ........................           --               (619)             --             --
                                                  ----------    ---------------    ------------    -----------
                                                     219,833             29,894         670,659         99,201
                                                  ----------    ---------------    ------------    -----------

EXPENSES:
Advisor fees ..................................      145,264             37,199         865,177        100,079
Administration fees ...........................       29,710              7,617         177,130         20,491
12b-1 fees ....................................        3,821              5,188          87,830         21,968
Transfer Agent fees ...........................       29,739             10,038         125,448         25,169
Shareholder service fees ......................        3,185              3,847         257,324         24,005
Registration fees .............................       27,152             27,002          32,027         27,240
Audit fees ....................................       10,783             10,450          12,590         10,640
Legal fees ....................................        8,294              8,067           9,312          8,165
Printing fees .................................        4,330                841          21,177          2,262
Custodian fees ................................        6,514              7,830          14,150          7,830
Director fees .................................        3,898              2,627          10,643          3,215
Insurance fees ................................        2,123                306           8,888            827
Advisor fees recoupment .......................           --                 --          94,731             --
Miscellaneous fees ............................        6,253              5,199          13,011          5,630
                                                  ----------    ---------------    ------------    -----------

   Total expenses before reimbursement and
      waivers .................................      281,066            126,211       1,729,438        257,521
   Less: expense reimbursement and waivers ....      (41,838)           (57,657)             --        (51,421)
                                                  ----------    ---------------    ------------    -----------
   Net expenses ...............................      239,228             68,554       1,729,438        206,100
                                                  ----------    ---------------    ------------    -----------
   Net investment income (loss) ...............      (19,395)           (38,660)     (1,058,779)      (106,899)
                                                  ----------    ---------------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:

Net realized gain (loss) from investment
   transactions ...............................     (261,414)            16,698       2,655,515        392,925
Net unrealized appreciation (depreciation) on
   investments ................................       58,126           (152,449)    (15,372,946)    (1,756,731)
                                                  ----------    ---------------    ------------    -----------
                                                    (203,288)          (135,751)    (12,717,431)    (1,363,806)
                                                  ----------    ---------------    ------------    -----------
Net increase (decrease) in net assets resulting
   from operations ............................   $ (222,683)   $      (174,411)   $(13,776,210)   $(1,470,705)
                                                  ==========    ===============    ============    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                            BALANCED FUND
                                                                 SIX MONTHS ENDED         YEAR
                                                                SEPTEMBER 30, 2006        ENDED
                                                                    (unaudited)       MARCH 31, 2006
----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) .............................     $   1,046,749       $    1,997,003
   Net realized gain (loss) from investment transactions ....         3,736,358            1,524,670
   Net unrealized appreciation (depreciation)
      on investments ........................................          (651,402)           3,328,158
                                                                  -------------       --------------
      Net increase in net assets resulting from
         operations .........................................         4,131,705            6,849,831

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ....................................        (1,043,234)          (2,083,998)
   Net realized gain from investment transactions ...........                --                   --
                                                                  -------------       --------------
     Total distributions to shareholders ....................        (1,043,234)          (2,083,998)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold ..............................................         8,542,245           13,017,375
   Reinvested distributions .................................           360,683            1,708,627
   Shares repurchased .......................................        (1,921,634)          (4,279,157)
   Redemption fess received .................................               749                4,137
                                                                  -------------       --------------
      Net increase (decrease) from capital share
         transactions .......................................         6,982,043           10,450,982
                                                                  -------------       --------------
      Net increase (decrease) in net assets .................        10,070,514           15,216,815

NET ASSETS:
   Beginning of year ........................................        76,722,269           61,505,454
                                                                  -------------       --------------
   End of year ..............................................     $  86,792,783       $   76,722,269
                                                                  =============       ==============
   Undistributed net investment income (loss)
      at end of year ........................................     $       5,934       $        2,419
                                                                  =============       ==============

*Fund share transactions:

   Shares issued ............................................           626,389            1,010,779
   Reinvested distributions .................................            26,368              135,304
   Shares redeemed ..........................................          (141,851)            (329,970)
                                                                  -------------       --------------
      Net increase (decrease) in fund shares ................           510,906              816,113
                                                                  =============       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                  LARGE CAP FUND                          HIGH YIELD FUND
                                                        SIX MONTHS ENDED          YEAR          SIX MONTHS ENDED          YEAR
                                                       SEPTEMBER 30, 2006         ENDED        SEPTEMBER 30, 2006         ENDED
                                                           (unaudited)       MARCH 31, 2006        (unaudited)       MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ....................      $    (23,148)      $      (18,717)      $    602,518       $    1,627,715
   Net realized gain (loss) from investment
      transactions .................................          (207,138)             840,214            241,732             (242,459)
   Net unrealized appreciation (depreciation) on
      investments ..................................           945,957            1,156,244           (649,827)             610,624
                                                          ------------       --------------       ------------       --------------
      Net increase in net assets resulting
         from operations ...........................           715,671            1,977,741            194,423            1,995,880

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...........................                --              (11,383)          (602,106)          (1,672,421)
   Net realized gain from investment
      transactions .................................                --                   --                 --             (460,140)
                                                          ------------       --------------       ------------       --------------
     Total distributions to shareholders ...........                --              (11,383)          (602,106)          (2,132,561)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold .....................................           278,712              750,723            414,413            6,370,429
   Reinvested distributions ........................                --               11,126            294,036            1,873,388
   Shares repurchased ..............................          (720,842)          (1,444,201)        (4,336,221)         (27,548,734)
   Redemption fess received ........................                86                  320                609                2,813
                                                          ------------       --------------       ------------       --------------
      Net increase (decrease) from capital share
         transactions ..............................          (442,044)            (682,032)        (3,627,163)         (19,302,104)
                                                          ------------       --------------       ------------       --------------
      Net increase (decrease) in net assets ........           273,627            1,284,326         (4,034,846)         (19,438,785)

NET ASSETS:
   Beginning of year ...............................        22,319,874           21,035,548         25,961,700           45,400,485
                                                          ------------       --------------       ------------       --------------
   End of year .....................................      $ 22,593,501       $   22,319,874       $ 21,926,854       $   25,961,700
                                                          ============       ==============       ============       ==============
   Undistributed net investment income (loss)
      at end of year ...............................      $    (23,148)      $           --       $      5,170       $        4,758
                                                          ============       ==============       ============       ==============

*Fund share transactions:
   Shares issued ...................................            20,428               56,844             44,726              657,444
   Reinvested distributions ........................                --                  872             31,727              199,966
   Shares redeemed .................................           (52,462)            (108,465)          (456,339)          (2,866,583)
                                                          ------------       --------------       ------------       --------------
     Net increase (decrease) in fund shares ........           (32,034)             (50,749)          (379,886)          (2,009,173)
                                                          ============       ==============       ============       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES
IN NET ASSETS (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                   USA GLOBAL FUND
                                                         SIX MONTHS ENDED         YEAR
                                                        SEPTEMBER 30, 2006        ENDED
                                                            (unaudited)       MARCH 31, 2006
--------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) .....................      $    (19,395)      $       (1,971)
   Net realized gains (loss) from investment
      transactions ..................................          (261,414)             (29,827)
   Net unrealized appreciation (depreciation) on
      investments ...................................            58,126            5,556,368
                                                           ------------       --------------
      Net increase (decrease) in net assets
         resulting from operations ..................          (222,683)           5,524,570

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ............................                --              (15,940)
   Net realized gain from investment
      transactions ..................................                --                   --
                                                           ------------       --------------
      Total distributions to shareholders ...........                --              (15,940)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold ......................................           364,570            1,437,472
   Reinvested distributions .........................                --               15,738
   Shares repurchased ...............................       (17,605,461)          (3,769,459)
   Redemption fees received .........................               120                  167
                                                           ------------       --------------
      Net increase (decrease) from capital share
         transactions ...............................       (17,240,771)          (2,316,082)
                                                           ------------       --------------
      Net increase (decrease) in net assets .........       (17,463,454)           3,192,548
                                                           ------------       --------------

NET ASSETS:
   Beginning of period ..............................        45,988,555           42,796,007
                                                           ------------       --------------
   End of period ....................................      $ 28,525,101       $   45,988,555
                                                           ============       ==============
   Accumulated net investment income (loss) at
      end of period .................................      $    (19,395)      $           --
                                                           ============       ==============

*Fund share transactions:
   Shares issued ....................................            24,097               96,608
   Reinvested distributions .........................                --                1,056
   Shares redeemed ..................................        (1,151,079)            (255,644)
                                                           ------------       --------------
      Net increase (decrease) in fund shares ........        (1,126,982)            (157,980)
                                                           ============       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                    SCIENCE &
                                                                 TECHNOLOGY FUND                          SMALL CAP FUND
                                                        SIX MONTHS ENDED          YEAR          SIX MONTHS ENDED          YEAR
                                                       SEPTEMBER 30, 2006         ENDED        SEPTEMBER 30, 2006         ENDED
                                                           (unaudited)       MARCH 31, 2006        (unaudited)       MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ....................      $    (38,660)      $      (57,528)      $ (1,058,779)      $   (1,703,772)
   Net realized gains (loss) from investment
      transactions .................................            16,698              556,901          2,655,515            1,319,804
   Net unrealized appreciation (depreciation) on
      investments ..................................          (152,449)           1,126,090        (15,372,946)          33,883,232
                                                          ------------       --------------       ------------       --------------
      Net increase (decrease) in net assets
         resulting from operations .................          (174,411)           1,625,463        (13,776,210)          33,499,264

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...........................                --                   --                 --                   --
   Net realized gain from investment
      transactions .................................          (366,987)            (274,157)        (1,221,803)            (990,851)
                                                          ------------       --------------       ------------       --------------
      Total distributions to shareholders ..........          (366,987)            (274,157)        (1,221,803)            (990,851)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold .....................................         3,957,541            1,758,804         45,253,012           69,923,008
   Reinvested distributions ........................           209,628              265,629          1,143,514              897,442
   Shares repurchased ..............................        (1,052,500)            (706,866)       (22,365,986)         (36,070,517)
   Redemption fees received ........................             2,499                   34              2,253                7,221
                                                          ------------       --------------       ------------       --------------
      Net increase (decrease) from capital share
         transactions ..............................         3,117,168            1,317,601         24,032,793           34,757,154
                                                          ------------       --------------       ------------       --------------
      Net increase (decrease) in net assets ........         2,575,770            2,668,907          9,034,780           67,265,567
                                                          ------------       --------------       ------------       --------------

NET ASSETS:
   Beginning of period .............................         8,356,971            5,688,064        215,407,065          148,141,498
                                                          ------------       --------------       ------------       --------------
   End of period ...................................      $ 10,932,741       $    8,356,971       $224,441,845       $  215,407,065
                                                          ============       ==============       ============       ==============
   Accumulated net investment income (loss) at
      end of period ................................      $    (38,660)      $           --       $ (1,058,779)      $           --
                                                          ============       ==============       ============       ==============

*Fund share transactions:
   Shares issued ...................................           296,933              134,087          2,621,393            4,266,999
   Reinvested distributions ........................            16,785               21,367             68,608               55,725
   Shares redeemed .................................           (82,636)             (55,102)        (1,345,808)          (2,194,700)
                                                          ------------       --------------       ------------       --------------
      Net increase (decrease) in fund shares .......           231,082              100,352          1,344,193            2,128,024
                                                          ============       ==============       ============       ==============

                                                                    MID CAP FUND
                                                         SIX MONTHS ENDED         YEAR
                                                        SEPTEMBER 30, 2006        ENDED
                                                            (unaudited)       MARCH 31, 2006
--------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) .....................      $   (106,899)      $     (147,704)
   Net realized gains (loss) from investment
      transactions ..................................           392,925              194,594
   Net unrealized appreciation (depreciation) on
         investments ................................        (1,756,731)           3,626,892
                                                           ------------       --------------
      Net increase (decrease) in net assets
         resulting from operations ..................        (1,470,705)           3,673,782

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ............................                --                   --
   Net realized gain from investment
      transactions ..................................           (62,796)             (35,451)
                                                           ------------       --------------
      Total distributions to shareholders ...........           (62,796)             (35,451)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold ......................................         8,873,240           12,308,238
   Reinvested distributions .........................            54,300               34,951
   Shares repurchased ...............................        (2,966,951)          (3,311,901)
   Redemption fees received .........................             1,181                4,161
                                                           ------------       --------------
      Net increase (decrease) from capital share
         transactions ...............................         5,961,770            9,035,449
                                                           ------------       --------------
      Net increase (decrease) in net assets .........         4,428,269           12,673,780
                                                           ------------       --------------

NET ASSETS:
   Beginning of period ..............................        23,644,892           10,971,112
                                                           ------------       --------------
   End of period ....................................      $ 28,073,161       $   23,644,892
                                                           ============       ==============
   Accumulated net investment income (loss) at
      end of period .................................      $  (106,,899)      $           --
                                                           ============       ==============

*Fund share transactions:
   Shares issued ....................................           601,699              863,311
   Reinvested distributions .........................             3,766                2,455
   Shares redeemed ..................................          (204,238)            (228,638)
                                                           ------------       --------------
      Net increase (decrease) in fund shares ........           401,227              637,128
                                                           ============       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

1. ORGANIZATION:

The AFBA 5Star Fund, Inc. ("the Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds". Each Fund offers five classes of shares, Class A, Class B, Class C, Class I and Class R. Shares of all classes of a Fund represent equal pro rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them. All the AFBA 5Star Funds are diversified with the exception of the Science & Technology Fund, which is a non-diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION - Equity securities owned by a Fund are valued using the official closing price or the last sale price on the Exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, or the price is not considered representative of market value, any security or other asset is valued at its fair value determined in good faith by the Company's Valuation Committee under procedures adopted by the Company's Board of Directors.

B. FEDERAL AND STATE TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

C. OPTIONS - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of September 30, 2006.

D. EXPENSES - The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund or class are charged to that Fund or class, while general Fund expenses are allocated among the Company's respective series based on relative net assets, with the exception of Legal, Director and Audit expenses, which are charged equally among the Funds.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

E. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS - Dividends from the Balanced Fund's net investment income, if any, are declared and paid quarterly. Dividends from the High Yield Fund's net investment income, if any, are declared and paid monthly. Dividends from the Large Cap, USA Global, Science & Technology, Small Cap and Mid Cap Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date. Distributions of net investment income are determined on a class level and realized gains are determined on a Fund level.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

H. INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Company enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Company in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

3. CAPITAL SHARE TRANSACTIONS:

The Balanced, Large Cap, High Yield, USA Global and Mid Cap Funds are authorized to issue 10,000,000 shares per class with a Par Value of $1.00. The Science & Technology and Small Cap Funds, excluding Class A for The Small Cap Fund, are authorized to issue 5,000,000 shares per class with a Par Value of $1.00. The Small Cap Fund Class A is authorized to issue 15,000,000 shares with a Par Value of $1.00.

With limited exceptions, a 2% fee is assessed on redemptions of Fund shares held less than 60 days to deter short-term trading and protect the interest of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of Fund shares. The fees are paid to the Fund and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Transactions in the capital shares of the Funds were as follows:

                                                  BALANCED FUND
                             -------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS I:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                   101,841   $  1,360,634       110,548   $  1,386,473
Shares reinvested                 7,751        103,898       101,617      1,271,499
Shares redeemed                 (26,158)      (347,391)      (72,563)      (919,393)
                             ----------   ------------   -----------   ------------
Net increase                     83,434   $  1,117,141       139,602   $  1,738,579
                             ==========   ============   ===========   ============

                                            BALANCED FUND (CONTINUED)
                             -------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS A:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                   342,792   $  4,709,828       578,282   $  7,514,442
Shares reinvested                11,459        158,839        19,556        255,214
Shares redeemed                 (58,862)      (805,577)     (178,841)    (2,344,871)
                             ----------   ------------   -----------   ------------
Net increase                    295,389   $  4,063,090       418,997   $  5,424,785
                             ==========   ============   ===========   ============

CLASS B:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    41,276   $    563,149        19,732   $    252,904
Shares reinvested                   677          9,266         1,330         17,096
Shares redeemed                  (2,154)       (29,513)       (4,892)       (63,206)
                             ----------   ------------   -----------   ------------
Net increase                     39,799   $    542,902        16,170   $    206,794
                             ==========   ============   ===========   ============

CLASS C:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                   140,052   $  1,903,766       301,121   $  3,854,129
Shares reinvested                 6,458         88,381        12,761        164,326
Shares redeemed                 (54,657)      (738,886)      (73,128)      (944,879)
                             ----------   ------------   -----------   ------------
Net increase                     91,853   $  1,253,261       240,754   $  3,073,576
                             ==========   ============   ===========   ============

CLASS R:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                       428   $      5,617         1,096   $     13,564
Shares reinvested                    23            299            40            492
Shares redeemed                     (20)          (267)         (546)        (6,808)
                             ----------   ------------   -----------   ------------
Net increase                        431   $      5,649           590   $      7,248
                             ==========   ============   ===========   ============

                                                 LARGE CAP FUND
                             -------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS I:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    12,161   $    166,607        33,255   $    437,240
Shares reinvested                    --             --           872         11,126
Shares redeemed                 (40,757)      (564,609)      (80,965)    (1,083,422)
                             ----------   ------------   -----------   ------------
Net decrease                    (28,596)  $   (398,002)      (46,838)  $   (635,056)
                             ==========   ============   ===========   ============

CLASS A:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                     2,982   $     40,724        19,719   $    263,074
Shares redeemed                 (10,861)      (145,652)      (21,468)      (284,476)
                             ----------   ------------   -----------   ------------
Net decrease                     (7,879)  $   (104,928)       (1,749)  $    (21,402)
                             ==========   ============   ===========   ============

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED)(CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                           LARGE CAP FUND (CONTINUED)
                             -------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS B:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                        --             --            87   $      1,092
Shares redeemed                    (643)  $     (7,989)       (2,883)       (36,681)
                             ----------   ------------   -----------   ------------
Net decrease                       (643)  $     (7,989)       (2,796)  $    (35,589)
                             ==========   ============   ===========   ============

CLASS C:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                     5,285   $     71,467         3,783   $     49,258
Shares redeemed                    (201)        (2,592)       (3,068)       (38,622)
                             ----------   ------------   -----------   ------------
Net increase                      5,084   $     68,875           715   $     10,636
                             ==========   ============   ===========   ============

CLASS R:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares redeemed                      --             --           (81)        (1,000)
                             ----------   ------------   -----------   ------------
Net decrease                         --             --           (81)  $     (1,000)
                             ==========   ============   ===========   ============

                                                 HIGH YIELD FUND
                             -------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS I:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    18,025   $    161,467        34,138   $    309,367
Shares reinvested                11,671        104,396        77,168        695,207
Shares redeemed                 (46,961)      (418,764)      (69,225)      (623,640)
                             ----------   ------------   -----------   ------------
Net increase (decrease)         (17,265)  $   (152,901)       42,081   $    380,934
                             ==========   ============   ===========   ============

CLASS A:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    13,555   $    129,622       585,630   $  5,707,939
Shares reinvested                11,423        109,094        89,014        860,341
Shares redeemed                (323,483)    (3,117,967)   (2,168,004)   (21,046,100)
                             ----------   ------------   -----------   ------------
Net decrease                   (298,505)  $ (2,879,251)   (1,493,360)  $(14,477,820)
                             ==========   ============   ===========   ============

                                           HIGH YIELD FUND (CONTINUED)
                             -------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS B:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    10,489   $     98,973        20,866   $    197,215
Shares reinvested                 2,707         25,517         6,887         65,431
Shares redeemed                 (15,620)      (146,468)      (40,293)      (383,037)
                             ----------   ------------   -----------   ------------
Net decrease                     (2,424)  $    (21,978)      (12,540)  $   (120,391)
                             ==========   ============   ===========   ============

CLASS C:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                     2,657   $     24,960        16,810   $    158,721
Shares reinvested                 5,895         54,758        26,831        251,825
Shares redeemed                 (70,275)      (653,022)     (589,006)    (5,495,457)
                             ----------   ------------   -----------   ------------
Net decrease                    (61,723)  $   (573,304)     (545,365)  $ (5,084,911)
                             ==========   ============   ===========   ============

CLASS R:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares reinvested                    31   $        271            66   $        584
Shares redeemed                      --             --           (55)          (500)
                             ----------   ------------   -----------   ------------
Net increase                         31   $        271            11   $         84
                             ==========   ============   ===========   ============

                                                 USA GLOBAL FUND
                             -------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS I:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    15,329   $    235,157        40,206   $    598,572
Shares reinvested                    --             --         1,054         15,711
Shares redeemed              (1,111,575)   (17,005,860)     (158,702)    (2,355,687)
                             ----------   ------------   -----------   ------------
Net decrease                 (1,096,246)  $(16,770,703)     (117,442)  $ (1,741,404)
                             ==========   ============   ===========   ============

CLASS A:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                     4,814   $     72,757        50,208   $    749,174
Shares reinvested                    --             --             2             27
Shares redeemed                 (27,731)      (424,971)      (23,106)      (339,983)
                             ----------   ------------   -----------   ------------
Net increase (decrease)         (22,917)  $   (352,214)       27,104   $    409,218
                             ==========   ============   ===========   ============

CLASS B:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                        68   $      1,009           665   $      9,735
Shares redeemed                     (33)          (467)         (903)       (12,764)
                             ----------   ------------   -----------   ------------
Net increase (decrease)              35   $        542          (238)  $     (3,029)
                             ==========   ============   ===========   ============

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                           USA GLOBAL FUND (CONTINUED)
                             -------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS C:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                     3,886   $     55,767         5,529   $     80,158
Shares redeemed                 (11,740)      (174,163)      (72,896)    (1,060,525)
                             ----------   ------------   -----------   ------------
Net decrease                     (7,854)  $   (118,396)      (67,367)  $   (980,367)
                             ==========   ============   ===========   ============

CLASS R:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares redeemed                      --   $         --           (37)  $       (500)
                             ----------   ------------   -----------   ------------
Net decrease                         --             --           (37)  $       (500)
                             ==========   ============   ===========   ============

                                              SCIENCE & TECHNOLOGY FUND
                             -------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS I:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                   244,459   $  3,269,830        51,890   $    690,518
Shares reinvested                 7,265         92,196        14,299        179,070
Shares redeemed                 (53,006)      (668,556)      (32,680)      (435,499)
                             ----------   ------------   -----------   ------------
Net increase                    198,718   $  2,693,470        33,509   $    434,089
                             ==========   ============   ===========   ============

CLASS A:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    32,177   $    422,831        51,175   $    682,287
Shares reinvested                 5,327         66,802         3,801         47,256
Shares redeemed                 (20,267)      (269,307)      (10,236)      (132,350)
                             ----------   ------------   -----------   ------------
Net increase                     17,237   $    220,326        44,740   $    597,193
                             ==========   ============   ===========   ============

CLASS B:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                     2,664   $     33,608        13,705   $    157,965
Transferred shares                   --             --       (26,944)      (310,820)
Shares reinvested                   301          3,631         1,553         18,700
Shares redeemed                  (6,519)       (76,948)       (8,845)       (96,693)
                             ----------   ------------   -----------   ------------
Net decrease                     (3,554)  $    (39,709)      (20,531)  $   (230,848)
                             ==========   ============   ===========   ============

CLASS C:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    17,597   $    233,271        17,188   $    223,082
Transferred shares                   --             --        26,944        310,820
Shares reinvested                 3,848         46,449         1,672         20,093
Shares redeemed                  (2,844)       (37,689)       (3,341)       (42,324)
                             ----------   ------------   -----------   ------------
Net increase                     18,601   $    242,031        42,463   $    511,671
                             ==========   ============   ===========   ============

                                      SCIENCE & TECHNOLOGY FUND (CONTINUED)
                             -------------------------------------------------------
                                    SIX MONTHS ENDED              YEAR ENDED
                                  SEPTEMBER 30, 2006           MARCH 31, 2006
CLASS R:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                        36   $        500           129   $      1,500
Shares reinvested                    44            550            42            510
                             ----------   ------------   -----------   ------------
Net increase                         80   $      1,050           171   $      2,010
                             ==========   ============   ===========   ============

                                                 SMALL CAP FUND
                             -------------------------------------------------------
                                     SIX MONTHS ENDED              YEAR ENDED
                                   SEPTEMBER 30, 2006           MARCH 31, 2006
CLASS I:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                   296,434   $  5,081,778        89,541   $  1,472,683
Shares reinvested                 1,808         30,615         2,865         46,756
Shares redeemed                 (49,770)      (825,207)      (42,623)      (713,645)
                             ----------   ------------   -----------   ------------
Net increase                    248,472   $  4,287,186        49,783   $    805,794
                             ==========   ============   ===========   ============

CLASS A:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                 2,131,760   $ 36,953,469     3,699,929   $ 60,768,622
Shares reinvested                58,734        982,630        45,006        727,145
Shares redeemed              (1,060,342)   (17,734,087)   (1,753,010)   (28,911,718)
                             ----------   ------------   -----------   ------------
Net increase                  1,130,152   $ 20,202,012     1,991,925   $ 32,584,049
                             ==========   ============   ===========   ============

CLASS B:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    10,329   $    176,676        42,993   $    697,622
Shares reinvested                 1,131         18,264         1,061         16,695
Shares redeemed                 (20,156)      (325,145)      (18,618)      (304,377)
                             ----------   ------------   -----------   ------------
Net increase (decrease)          (8,696)  $   (130,205)       25,436   $    409,940
                             ==========   ============   ===========   ============

CLASS C:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                   182,565   $  3,038,164       434,323   $  6,987,784
Shares reinvested                 6,929        111,909         6,789        106,781
Shares redeemed                (215,510)    (3,480,996)     (380,441)    (6,140,629)
                             ----------   ------------   -----------   ------------
Net increase (decrease)         (26,016)  $   (330,923)       60,671   $    953,936
                             ==========   ============   ===========   ============

CLASS R:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                       305   $      5,178           213   $      3,518
Shares reinvested                     6             96             4             65
Shares redeemed                     (30)          (551)           (8)          (148)
                             ----------   ------------   -----------   ------------
Net increase                        281   $      4,723           209   $      3,435
                             ==========   ============   ===========   ============

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED)(CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                  MID CAP FUND
                             -------------------------------------------------------
                                   SIX MONTHS ENDED             PERIOD ENDED
                                 SEPTEMBER 30, 2006            MARCH 31, 2006
CLASS I:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                   370,904   $  5,431,328        56,996   $    821,786
Shares reinvested                   394          5,788           468          6,737
Shares redeemed                 (33,297)      (473,351)      (14,982)      (214,747)
                             ----------   ------------   -----------   ------------
Net increase                    338,001   $  4,963,765        42,482   $    613,776
                             ==========   ============   ===========   ============

CLASS A:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                   169,981   $  2,558,997       583,200   $  8,437,099
Shares reinvested                 2,298         33,409         1,144         16,487
Shares redeemed                (102,852)    (1,502,963)      (90,211)    (1,314,777)
                             ----------   ------------   -----------   ------------
Net increase                     69,427   $  1,089,443       494,133   $  7,138,809
                             ==========   ============   ===========   ============

CLASS B:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                     3,836   $     58,939        13,107   $    178,697
Shares reinvested                    52            731            28            388
Shares redeemed                    (711)        (9,476)         (183)        (2,470)
                             ----------   ------------   -----------   ------------
Net increase                      3,177   $     50,194        12,952   $    176,615
                             ==========   ============   ===========   ============

CLASS C:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                    56,959   $    824,859       209,978   $  2,874,378
Shares reinvested                 1,020         14,340           813         11,314
Shares redeemed                 (67,358)      (980,845)     (123,262)    (1,779,905)
                             ----------   ------------   -----------   ------------
Net increase (decrease)          (9,379)  $   (141,646)       87,529   $  1,105,787
                             ==========   ============   ===========   ============

CLASS R:                         SHARES         AMOUNT        SHARES         AMOUNT
                             -------------------------------------------------------
Shares issued                        19   $        298            30   $        439
Shares reinvested                     2             32             2             25
Shares redeemed                     (20)          (316)            0             (2)
                             ----------   ------------   -----------   ------------
Net increase                          1   $         14            32   $        462
                             ==========   ============   ===========   ============

4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

Management fees are paid to AFBA 5Star Investment Management Company ("AFBA") at the rate of 0.80% per annum of the average daily net asset values of the Fund. AFBA employs at its own expense Kornitzer Capital Management, Inc. ("KCM") as sub-advisor to manage the assets of the Funds on a day-to-day basis. AFBA pays KCM a fee of one third of one percent (0.33%) for this service. For the six months ended September 30, 2006, KCM received $134,211, $36,015, $38,156,
$59,921, $15,345, $356,885 and $41,283 for the Balanced, Large Cap, High Yield, USA Global, Science & Technology, Small Cap and Mid Cap Funds, respectively.

During the period ended September 30, 2006, AFBA had contractually agreed to pay, for all classes, certain expenses of the Balanced and High Yield Funds such that the total annual operating expenses of a Fund would not exceed 1.08% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2007 and may terminate thereafter. Effective August 1, 2003, AFBA had contractually agreed to pay certain expenses of the Science & Technology, Small Cap and Mid Cap Funds such that the total annual operating expenses would not exceed 1.28% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2007 and may terminate thereafter. Effective March 27, 2004, AFBA has contractually agreed to pay certain expenses of the Large Cap and USA Global Funds such that the total annual operating expenses will not exceed 1.28% (excluding 12b-1 fees) of either Fund's average daily net assets. This agreement continues through July 31, 2007 and may terminate thereafter. In order to maintain these expense limitations for the period ended September 30, 2006, AFBA has reimbursed the Science & Technology Fund for expenses in the amount of $20,458.

When a Fund's assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, AFBA may seek to recoup amounts it waived or expenses that it paid. AFBA will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. AFBA shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The table below indicates the total

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

--------------------------------------------------------------------------------

amount of fees waived and/or expenses borne by AFBA during the last three years ended September 30, 2006 and is therefore currently eligible for recoupment by AFBA assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation target:

      Balanced Fund                         $  632,830
      Large Cap Fund                           492,863
      High Yield Fund                          691,869
      USA Global Fund                          435,386
      Science & Technology Fund                494,704
      Small Cap Fund                           248,300
      Mid Cap Fund                             474,635

The table below indicates the amount of advisory fees waived for the period ended September 30, 2006:

      Balanced Fund                         $   72,963
      Large Cap Fund                            48,355
      High Yield Fund                           75,675
      USA Global Fund                           41,838
      Science & Technology Fund                 37,199
      Mid Cap Fund                              51,421

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company.

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement.

The Funds have adopted a Shareholder Service Plan and Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in the connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets for Class A shares, up to 0.75% of each Fund's average daily net assets for Class B and C shares and up to 0.50% of each Fund's average daily net assets for Class R shares.

The table below indicates these expenses by specific classes for the six months ended September 30, 2006:

                                                              12b-1 FEES
                                                     --------------------------
FUND                                                  CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------
Balanced                                             $  4,657 $ 41,874   $   46
Large Cap                                                 328    1,016       18
High Yield                                              8,105   11,802       18
USA Global                                                203    3,600       18
Science & Technology                                      370    4,794       24
Small Cap                                              12,221   75,579       30
Mid Cap                                                 1,259   20,687       22

                                                SHAREHOLDER SERVICE FEES
                                          -------------------------------------
FUND                                       CLASS A    CLASS B   CLASS C CLASS R
-------------------------------------------------------------------------------
Balanced                                  $  19,594  $  1,552 $ 13,958   $   20
Large Cap                                       449       109      339        7
High Yield                                    6,756     2,702    3,934        7
USA Global                                    1,911        67    1,200        7
Science & Technology                          2,115       124    1,598       10
Small Cap                                   228,045     4,073   25,193       13
Mid Cap                                      16,680       420    6,896        9

NOTES TO FINANCIAL
STATEMENTS (UNAUDITED)(CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended September 30, 2006 (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

   BALANCED FUND
      Purchases ...............................................   $  25,661,489
      Proceeds from sales .....................................      11,097,829

   LARGE CAP FUND
      Purchases ...............................................   $   3,287,088
      Proceeds from sales .....................................       2,965,909

   HIGH YIELD FUND
      Purchases ...............................................   $     279,375
      Proceeds from sales .....................................       4,455,814

   USA GLOBAL FUND
      Purchases ...............................................   $   1,838,789
      Proceeds from sales .....................................      17,268,295

   SCIENCE & TECHNOLOGY FUND
      Purchases ...............................................   $   4,836,778
      Proceeds from sales .....................................       2,322,406

   SMALL CAP FUND
      Purchases ...............................................   $  41,642,589
      Proceeds from sales .....................................      19,889,691

   MID CAP FUND
      Purchases ...............................................   $  9,378,511
      Proceeds from sales .....................................      2,837,955

6. FEDERAL INCOME TAX INFORMATION:

No provision for Federal income taxes is required since the company intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2006, the High Yield Fund deferred $56,173 in capital losses.

Further, the company intends to retain realized capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the Funds had capital loss carryovers at March 31, 2006 as follows:

                                                            USA         HIGH
 DATE OF                      BALANCED     LARGE CAP      GLOBAL        YIELD
EXPIRATION                      FUND          FUND         FUND         FUND
-------------------------------------------------------------------------------
2010                        $        --   $        --   $   600,963   $      --
2011                            604,006       606,857     2,311,174          --
2012                          1,935,625       447,417       156,889          --
2013                            169,615            --        33,854          --
2014                                 --            --            --     250,918
                            -----------   -----------   -----------   ---------
Total                       $ 2,709,246   $ 1,054,274   $ 3,102,880   $ 250,918
                            ===========   ===========   ===========   =========

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

--------------------------------------------------------------------------------

7. CONCENTRATION OF OWNERSHIP

At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

At September 30, 2006, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

                                                                        % OF
                                                       NUMBER OF    OUTSTANDING
SHARE CLASS                                          SHAREHOLDERS      SHARES
--------------------------------------------------------------------------------
Balanced Fund Class I                                     1              85
Balanced Fund Class R                                     2              43
Large Cap Fund Class I                                    1              69
Large Cap Fund Class B                                    1              29
Large Cap Fund Class R                                    1             100
High Yield Fund Class I                                   1              69
High Yield Fund Class A                                   1              20
High Yield Fund Class R                                   1             100
USA Global Fund Class I                                   1              70
USA Global Fund Class B                                   1              51
USA Global Fund Class R                                   1             100
Science & Technology Fund Class I                         1              77
Science & Technology Fund Class B                         1              21
Science & Technology Fund Class R                         1              83
Small Cap Fund Class I                                    1              49
Small Cap Fund Class A                                    1              44
Small Cap Fund Class R                                    1              59
Mid Cap Fund Class I                                      2              76
Mid Cap Fund Class R                                      1              96

FINANCIAL HIGHLIGHTS
BALANCED FUND

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                         CLASS I
----------------------------------------------------------------------------------------------------------------------------
                                                                  SIX
                                                              MONTHS ENDED
                                                              SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     2006 (a)                  YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                              (unaudited)    2006 (a)    2005      2004     2003    2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................      $13.04       $  12.19   $11.37    $ 9.14   $11.34   $10.91
                                                                 ------       --------   ------    ------   ------   ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...............................        0.18           0.39     0.41      0.45     0.29     0.35
      Net gain (loss) on securities (both realized and
         unrealized) ......................................        0.50           0.86     0.82      2.23    (2.18)    0.43
                                                                 ------       --------   ------    ------   ------   ------
   Total from investment operations .......................        0.68           1.25     1.23      2.68    (1.89)    0.78
                                                                 ------       --------   ------    ------   ------   ------
   Less distributions:
      Dividends from net investment income ................       (0.18)         (0.40)   (0.41)    (0.45)   (0.31)   (0.35)
                                                                 ------       --------   ------    ------   ------   ------
   Total distributions ....................................       (0.18)         (0.40)   (0.41)    (0.45)   (0.31)   (0.35)
                                                                 ------       --------   ------    ------   ------   ------
Net asset value, end of period ............................      $13.54       $  13.04   $12.19    $11.37   $ 9.14   $11.34
                                                                 ======       ========   ======    ======   ======   ======
Total return* .............................................        5.26%         10.42%   10.97%    29.61%  (16.71%)   7.28%
                                                                 ======       ========   ======    ======   ======   ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...................      $   55       $     52   $   47    $   42   $   32   $   38
Ratio of expenses to average net assets** .................        1.08%          1.08%    1.08%     1.08%    1.08%    1.08%
Ratio of net investment income to average net assets** ....        2.77%          3.06%    3.49%     4.18%    3.06%    3.06%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ........        1.26%          1.45%    1.87%     2.22%    2.42%    1.74%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and
   waivers** ..............................................        2.59%          2.69%    2.70%     3.04%    1.72%    2.40%
Portfolio turnover rate ...................................          16%            18%      27%       43%      33%      17%
----------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                          CLASS A
-------------------------------------------------------------------------------------------------------------------------------
                                                                SIX                                                    FOR THE
                                                            MONTHS ENDED    YEAR       YEAR        YEAR       YEAR     PERIOD
                                                           SEPTEMBER 30,    ENDED      ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                   2006 (a)    MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)   2006 (a)     2005       2004       2003     2002***
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................      $13.48      $12.58      $11.69    $ 9.30     $11.45     $ 9.60
                                                               ------      ------      ------    ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..............................        0.17        0.37        0.35      0.32       0.25       0.13
     Net gain (loss) on securities (both realized and
       unrealized) ......................................        0.52        0.89        0.89      2.39      (2.14)      1.85
                                                               ------      ------      ------    ------     ------     ------
   Total from investment operations .....................        0.69        1.26        1.24      2.71      (1.89)      1.98
                                                               ------      ------      ------    ------     ------     ------
   Less distributions:
     Dividends from net investment income ...............       (0.16)      (0.36)      (0.35)    (0.32)     (0.26)     (0.13)
                                                               ------      ------      ------    ------     ------     ------
   Total distributions ..................................       (0.16)      (0.36)      (0.35)    (0.32)     (0.26)     (0.13)
                                                               ------      ------      ------    ------     ------     ------
Net asset value, end of period ..........................      $14.01      $13.48      $12.58    $11.69     $ 9.30     $11.45
                                                               ======      ======      ======    ======     ======     ======
Total return* ...........................................        5.16%      10.18%      10.72%    29.32%    (16.49%)    20.60%
                                                               ======      ======      ======    ======     ======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .................      $   18      $   13      $    7    $    3     $ 0.08     $ 0.04
Ratio of expenses to average net assets** ...............        1.33%       1.33%       1.33%     1.33%      1.33%      1.33%
Ratio of net investment income to average net assets** ..        2.53%       2.82%       3.15%     3.97%      2.88%      2.88%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ......        1.51%       1.69%       2.25%     2.46%      2.72%      1.87%
Ratio of net investment income to average net assets
   before contractual expense reimbursement
   and waivers** ........................................        2.35%       2.46%       2.23%     2.84%      1.49%      2.34%
Portfolio turnover rate .................................          16%         18%         27%       43%        33%        17%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS B
-------------------------------------------------------------------------------------------------------------------------------
                                                                SIX                                                   FOR THE
                                                            MONTHS ENDED     YEAR      YEAR       YEAR       YEAR      PERIOD
                                                           SEPTEMBER 30,    ENDED      ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                   2006 (a)    MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                           (unaudited)    2006 (a)     2005      2004       2003      2002***
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................      $13.30      $12.42      $11.56    $ 9.23     $11.41     $ 9.60
                                                               ------      ------      ------    ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ..............................        0.12        0.26        0.27      0.28       0.18       0.13
     Net gain (loss) on securities (both realized and
        unrealized) .....................................        0.51        0.90        0.86      2.33      (2.18)      1.81
                                                               ------      ------      ------    ------     ------     ------
   Total from investment operations .....................        0.63        1.16        1.13      2.61      (2.00)      1.94
                                                               ------      ------      ------    ------     ------     ------
   Less distributions:
      Dividends from net investment income ..............       (0.11)      (0.28)      (0.27)    (0.28)     (0.18)     (0.13)
                                                               ------      ------      ------    ------     ------     ------
   Total distributions ..................................       (0.11)      (0.28)      (0.27)    (0.28)     (0.18)     (0.13)
                                                               ------      ------      ------    ------     ------     ------
Net asset value, end of period ..........................      $13.82      $13.30      $12.42    $11.56     $ 9.23     $11.41
                                                               ======      ======      ======    ======     ======     ======
Total return* ...........................................        4.72%       9.40%       9.83%    28.40%    (17.51%)    20.17%
                                                               ======      ======      ======    ======     ======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .................      $    2      $    1      $ 0.81    $ 0.34     $ 0.04     $ 0.01
Ratio of expenses to average net assets** ...............        2.08%       2.08%       2.08%     2.08%      2.08%      2.08%
Ratio of net investment income to average net assets** ..        1.78%       2.06%       2.40%     3.19%      2.28%      2.19%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ......        2.26%       2.44%       2.98%     3.20%      3.49%      3.17%
Ratio of net investment income to average net assets
   before contractual expense reimbursement
   and waivers** ........................................        1.60%       1.70%       1.50%     2.07%      0.87%      1.10%
Portfolio turnover rate .................................          16%         18%         27%       43%        33%        17%
-------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
BALANCED FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                             CLASS C
----------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX                                                    FOR THE
                                                              MONTHS ENDED     YEAR       YEAR       YEAR        YEAR     PERIOD
                                                              SEPTEMBER 30,    ENDED      ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                      2006 (a)    MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                              (unaudited)    2006 (a)    2005       2004       2003      2002***
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $13.32      $12.44     $11.57     $ 9.23    $ 11.41     $ 9.60
                                                                  ------      ------     ------     ------    -------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................................        0.12        0.26       0.27       0.26       0.18       0.13
      Net gain (loss) on securities
         (both realized and unrealized) ....................        0.51        0.89       0.87       2.34      (2.18)      1.81
                                                                  ------      ------     ------     ------    -------     ------
   Total from investment operations ........................        0.63        1.15       1.14       2.60      (2.00)      1.94
                                                                  ------      ------     ------     ------    -------     ------
   Less distributions:
      Dividends from net
         investment income .................................       (0.12)      (0.27)     (0.27)     (0.26)     (0.18)     (0.13)
                                                                  ------      ------     ------     ------    -------     ------
   Total distributions .....................................       (0.12)      (0.27)     (0.27)     (0.26)     (0.18)     (0.13)
                                                                  ------      ------     ------     ------    -------     ------
Net asset value, end of period .............................      $13.83      $13.32     $12.44     $11.57    $  9.23     $11.41
                                                                  ======      ======     ======     ======    =======     ======
Total return* ..............................................        4.73%       9.36%      9.89%     28.31%    (17.53%)    20.17%
                                                                  ======      ======     ======     ======    =======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................      $   12      $   10     $    7     $    2     $ 0.05     $ 0.01
Ratio of expenses to average net assets** ..................        2.08%       2.08%      2.08%      2.08%      2.08%      2.08%
Ratio of net investment income
   to average net assets** .................................        1.78%       2.07%      2.36%      3.23%      2.22%      2.19%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........        2.26%       2.45%      3.06%      3.20%      3.47%      3.17%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and
   waivers** ...............................................        1.60%       1.70%      1.38%      2.11%      0.83%      1.10%
Portfolio turnover rate ....................................          16%         18%        27%        43%        33%        17%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS R
-------------------------------------------------------------------------------------------------------------
                                                                   SIX                               FOR THE
                                                               MONTHS ENDED     YEAR       YEAR       PERIOD
                                                              SEPTEMBER 30,    ENDED       ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                      2006 (a)     MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                              (unaudited)    2006 (a)     2005       2004#
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................     $12.92        $12.08      $11.25    $11.36
                                                                 ------        ------      ------    ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................................       0.15          0.32        0.33      0.05
      Net gain (loss) on securities
         (both realized and unrealized) ....................       0.49          0.86        0.84     (0.11)
                                                                 ------        ------      ------    ------
   Total from investment operations ........................       0.64          1.18        1.17     (0.06)
                                                                 ------        ------      ------    ------
   Less distributions:
      Dividends from net
         investment income .................................      (0.14)        (0.34)      (0.34)    (0.05)
                                                                 ------        ------      ------    ------
   Total distributions .....................................      (0.14)        (0.34)      (0.34)    (0.05)
                                                                 ------        ------      ------    ------
Net asset value, end of period .............................     $13.42        $12.92      $12.08    $11.25
                                                                 ======        ======      ======    ======
Total return* ..............................................       4.98%         9.87%      10.49%    (0.57%)
                                                                 ======        ======      ======    ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................     $ 0.03        $ 0.02      $ 0.01    $ 0.01
Ratio of expenses to average net assets** ..................       1.58%         1.58%       1.58%     1.58%
Ratio of net investment income
   to average net assets** .................................       2.28%         2.58%       2.96%     3.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........       1.76%         1.95%       2.09%     2.50%
Ratio of net investment income to
   average net assets
   before contractual expense
   reimbursement and waivers** .............................       2.10%         2.21%       2.45%     2.89%
Portfolio turnover rate ....................................         16%           18%         27%       43%
-------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE CAP FUND

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                            CLASS I
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX
                                                              MONTHS ENDED
                                                              SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                      2006 (a)                   YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                              (unaudited)    2006 (a)    2005       2004      2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $13.92       $12.72     $12.55    $ 8.94   $ 13.00     $12.76
                                                                  ------       ------     ------    ------   -------     ------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ..........................       (0.01)       (0.01)      0.02     (0.03)     0.02      (0.03)
     Net gain (loss) on securities (both realized and
       unrealized) .........................................        0.47         1.22       0.16      3.66     (4.08)      0.27
                                                                  ------       ------     ------    ------   -------     ------
   Total from investment operations ........................        0.46         1.21       0.18      3.63     (4.06)      0.24
                                                                  ------       ------     ------    ------   -------     ------
   Less distributions:
     Dividends from net investment income ..................          --        (0.01)     (0.01)    (0.02)       --         --
                                                                  ------       ------     ------    ------   -------     ------
   Total distributions .....................................          --        (0.01)     (0.01)    (0.02)       --         --
                                                                  ------       ------     ------    ------   -------     ------
Net asset value, end of period .............................      $14.38       $13.92     $12.72    $12.55   $  8.94     $13.00
                                                                  ======       ======     ======    ======   =======     ======
Total return* ..............................................        3.30%        9.50%      1.45%    40.60%   (31.23%)     1.88%
                                                                  ======       ======     ======    ======   =======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................      $   22       $   22     $   20    $   22   $    15     $   22
Ratio of expenses to average net assets** ..................        1.28%        1.28%      1.28%     1.08%     1.08%      1.08%
Ratio of net investment income (loss) to average
   net assets** ............................................       (0.19%)      (0.07%)     0.16%    (0.08%)    0.18%     (0.21%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........        1.72%        2.24%      3.22%     3.29%     3.63%      2.25%
Ratio of net investment income (loss) to average net assets
   before contractual expense reimbursement and waivers** ..       (0.63%)      (1.03%)    (1.78%)   (2.29%)   (2.37%)    (1.38%)
Portfolio turnover rate ....................................          14%          40%        24%       45%       13%        11%
---------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE CAP FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                              CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                     SIX                                                    FOR THE
                                                                MONTHS ENDED     YEAR      YEAR       YEAR        YEAR      PERIOD
                                                                SEPTEMBER 30,    ENDED     ENDED      ENDED       ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        2006 (a)    MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)   2006 (a)     2005       2004       2003      2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................       $13.82       $12.64     $12.50     $ 8.91     $ 12.99    $10.53
                                                                   ------       ------     ------     ------     -------    ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ..................................        (0.03)       (0.04)     (0.01)     (0.03)         --     (0.02)
      Net gain (loss) on securities (both realized and
         unrealized) .......................................         0.47         1.22       0.15       3.62       (4.08)     2.48
                                                                   ------       ------     ------     ------     -------    ------
   Total from investment operations ........................         0.44         1.18       0.14       3.59       (4.08)     2.46
                                                                   ------       ------     ------     ------     -------    ------
Net asset value, end of period .............................       $14.26       $13.82     $12.64     $12.50     $  8.91    $12.99
                                                                   ======       ======     ======     ======     =======    ======
Total return* ..............................................         3.18%        9.34%      1.12%     40.29%     (31.41%)   23.36%
                                                                   ======       ======     ======     ======     =======    ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................       $ 0.33       $ 0.43     $ 0.41     $ 0.37     $  0.12    $ 0.07
Ratio of expenses to average net assets** ..................         1.53%        1.53%      1.53%      1.33%       1.33%     1.33%
Ratio of net investment loss to average net assets** .......        (0.41%)%     (0.30%)    (0.07%)    (0.36%)     (0.05%)   (0.49%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........         1.96%        2.45%      3.59%      3.52%       3.93%     2.97%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** .........        (0.84%)      (1.22%)    (2.13%)    (2.55%)     (2.65%)   (2.13%)
Portfolio turnover rate ....................................           14%          40%        24%        45%         13%       11%
------------------------------------------------------------------------------------------------------------------------------------

*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***  SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#    SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                              CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                     SIX                                                    FOR THE
                                                                MONTHS ENDED     YEAR       YEAR       YEAR       YEAR      PERIOD
                                                                SEPTEMBER 30,    ENDED      ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        2006 (a)    MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)    2006 (a)    2005       2004       2003      2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................       $13.35       $12.31     $12.26     $ 8.80    $ 12.93     $10.53
                                                                   ------       ------     ------     ------    -------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ..................................        (0.08)       (0.13)     (0.09)     (0.05)     (0.08)     (0.06)
      Net gain (loss) on securities (both realized
         and unrealized) ...................................         0.45         1.17       0.14       3.51      (4.05)      2.46
                                                                   ------       ------     ------     ------    -------     ------
   Total from investment operations ........................         0.37         1.04       0.05       3.46      (4.13)      2.40
                                                                   ------       ------     ------     ------    -------     ------
Net asset value, end of period .............................       $13.72       $13.35     $12.31     $12.26    $  8.80     $12.93
                                                                   ======       ======     ======     ======    =======     ======
Total return* ..............................................         2.77%        8.45%      0.41%     39.32%    (31.94%)    22.79%
                                                                   ======       ======     ======     ======    =======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................       $ 0.09       $ 0.09     $ 0.12     $ 0.06    $  0.02     $ 0.02
Ratio of expenses to average net assets** ..................         2.28%        2.28%      2.28%      2.08%      2.08%      2.08%
Ratio of net investment loss to average net assets** .......        (1.18%)      (1.06%)    (0.81%)    (1.07%)    (0.82%)    (1.24%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........         2.72%        3.30%      4.41%      4.29%      4.65%      3.94%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** .........        (1.62%)      (2.08%)    (2.94%)    (3.28%)    (3.39%)    (3.10%)
Portfolio turnover rate ....................................           14%          40%        24%        45%        13%        11%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                     SIX                                                    FOR THE
                                                                MONTHS ENDED     YEAR       YEAR       YEAR       YEAR      PERIOD
                                                                SEPTEMBER 30,    ENDED      ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        2006 (a)    MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)    2006 (a)    2005       2004       2003      2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................       $13.35       $12.31     $12.26     $ 8.81     $12.93     $10.53
                                                                   ------       ------     ------     ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ..................................        (0.08)       (0.13)     (0.10)        --      (0.08)     (0.08)
      Net gain (loss) on securities (both realized
         and unrealized) ...................................         0.45         1.17       0.15       3.45      (4.04)      2.48
                                                                   ------       ------     ------     ------     ------     ------
   Total from investment operations ........................         0.37         1.04       0.05       3.45      (4.12)      2.40
                                                                   ------       ------     ------     ------     ------     ------
Net asset value, end of period .............................       $13.72       $13.35     $12.31     $12.26     $ 8.81     $12.93
                                                                   ======       ======     ======     ======     ======     ======
Total return* ..............................................         2.77%        8.45%      0.41%     39.16%    (31.86%)    22.79%
                                                                   ======       ======     ======     ======     ======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................       $ 0.33       $ 0.26     $ 0.23     $ 0.18     $ 0.03     $ 0.01
Ratio of expenses to average net assets** ..................         2.28%        2.28%      2.28%      2.09%      2.08%      2.08%
Ratio of net investment loss to average net assets** .......        (1.21%)      (1.07%)    (0.79%)    (1.11%)    (0.83%)    (1.20%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........         2.73%        3.24%      4.27%      4.27%      4.66%      3.95%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** .........        (1.66%)      (2.03%)    (2.78%)    (3.29%)    (3.41%)    (3.07%)
Portfolio turnover rate ....................................           14%          40%        24%        45%        13%        11%
------------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE CAP FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                   CLASS R
--------------------------------------------------------------------------------------------------------------
                                                                     SIX                              FOR THE
                                                                MONTHS ENDED     YEAR       YEAR      PERIOD
                                                                SEPTEMBER 30,    ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        2006 (a)    MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)    2006 (a)    2005       2004#
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................       $13.53       $12.41     $12.30     $12.72
                                                                   ------       ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ..................................        (0.05)       (0.07)     (0.04)        --
      Net gain (loss) on securities (both realized
         and unrealized) ...................................         0.46         1.19       0.15      (0.42)
                                                                   ------       ------     ------     ------
   Total from investment operations ........................         0.41         1.12       0.11      (0.42)
                                                                   ------       ------     ------     ------
   Total distributions .....................................           --           --         --         --
                                                                   ------       ------     ------     ------
Net asset value, end of period .............................       $13.94       $13.53     $12.41     $12.30
                                                                   ======       ======     ======     ======
Total return* ..............................................         3.03%        9.03%     (0.90%)    (3.30%)
                                                                   ======       ======     ======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................       $ 0.01       $ 0.01     $ 0.01     $ 0.01
Ratio of expenses to average net assets** ..................         1.78%        1.78%      1.78%      1.61%
Ratio of net investment loss to average net assets** .......        (0.70%)      (0.57%)    (0.33%)    (0.28%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........         2.23%        2.74%      3.88%      3.22%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** .........        (1.15%)      (1.53%)    (2.43%)    (1.90%)
Portfolio turnover rate ....................................           14%          40%        24%        45%
--------------------------------------------------------------------------------------------------------------

*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***  SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#    SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                              CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX
                                                                MONTHS ENDED
                                                                SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        2006 (a)                    YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)   2006 (a)     2005       2004       2003       2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................       $ 9.15       $ 9.13     $ 9.23     $ 8.04     $ 8.26     $ 8.81
                                                                   ------       ------     ------     ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................................         0.25         0.45       0.29       0.37       0.54       0.76
      Net gain (loss) on securities (both realized
         and unrealized) ...................................        (0.14)        0.12      (0.06)      1.20      (0.23)     (0.41)
                                                                   ------       ------     ------     ------     ------     ------
   Total from investment operations ........................         0.11         0.57       0.23       1.57       0.31       0.35
                                                                   ------       ------     ------     ------     ------     ------
   Less distributions:
      Dividends from net investment income .................        (0.25)       (0.45)     (0.29)     (0.38)     (0.53)     (0.79)
      Distributions from capital gains .....................           --        (0.10)     (0.04)        --         --      (0.02)
      Return of capital ....................................           --           --         --         --         --      (0.09)
                                                                   ------       ------     ------     ------     ------     ------
   Total distributions .....................................        (0.25)       (0.55)     (0.33)     (0.38)     (0.53)     (0.90)
                                                                   ------       ------     ------     ------     ------     ------
Net asset value, end of period .............................       $ 9.01       $ 9.15     $ 9.13     $ 9.23     $ 8.04     $ 8.26
                                                                   ======       ======     ======     ======     ======     ======
Total return* ..............................................         1.23%        6.47%      2.54%     19.80%      4.11%      4.18%
                                                                   ======       ======     ======     ======     ======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ....................       $   12       $   13     $   12     $   12     $   10     $    9
Ratio of expenses to average net assets** ..................         1.08%        1.08%      1.08%      1.08%      1.08%      1.08%
Ratio of net investment income to average net assets** .....         5.51%        4.95%      3.18%      4.20%      6.72%      8.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .........         1.74%        1.79%      2.09%      2.82%      4.57%      3.68%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** .........         4.85%        4.24%      2.17%      2.46%      3.23%      6.22%
Portfolio turnover rate ....................................            1%          28%        47%        44%        36%        34%
------------------------------------------------------------------------------------------------------------------------------------

*    TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**   ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

#    SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                               CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                     SIX                                                    FOR THE
                                                                MONTHS ENDED     YEAR       YEAR       YEAR       YEAR      PERIOD
                                                                SEPTEMBER 30,    ENDED      ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                       2006 (a)     MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)    2006 (a)    2005       2004       2003      2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................     $ 9.77        $ 9.76    $ 9.86     $ 8.57     $ 8.68     $ 8.55
                                                                   ------        ------    ------     ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................................       0.25          0.43      0.28       0.37       0.43       0.24
      Net gain (loss) on securities (both realized and
         unrealized) .........................................      (0.15)         0.16     (0.06)      1.28      (0.11)      0.16
                                                                   ------        ------    ------     ------     ------     ------
   Total from investment operations ..........................       0.10          0.59      0.22       1.65       0.32       0.40
                                                                   ------        ------    ------     ------     ------     ------
   Less distributions:
      Dividends from net investment income ...................      (0.26)        (0.48)    (0.28)     (0.36)     (0.43)     (0.24)
      Distributions from capital gains .......................         --         (0.10)    (0.04)        --         --      (0.01)
      Return of capital ......................................         --            --        --         --         --      (0.02)
                                                                   ------        ------    ------     ------     ------     ------
   Total distributions .......................................      (0.26)        (0.58)    (0.32)     (0.36)     (0.43)     (0.27)
                                                                   ------        ------    ------     ------     ------     ------
Net asset value, end of period ...............................     $ 9.61        $ 9.77    $ 9.76     $ 9.86     $ 8.57     $ 8.68
                                                                   ======        ======    ======     ======     ======     ======
Total return* ................................................       1.10%         6.22%     2.27%     19.54%      3.92%      4.64%
                                                                   ======        ======    ======     ======     ======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......................     $    5        $    8    $   22     $    9     $    4     $ 0.11
Ratio of expenses to average net assets** ....................       1.33%         1.33%     1.33%      1.33%      1.33%      1.33%
Ratio of net investment income to average net assets** .......       5.23%         4.41%     2.90%      3.90%      6.10%      8.39%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........       1.97%         2.09%     2.32%      3.06%      4.61%      4.71%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ...........       4.59%         3.65%     1.91%      2.17%      2.82%      5.01%
Portfolio turnover rate ......................................          1%           28%       47%        44%        36%        34%
------------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                               CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                     SIX                                                    FOR THE
                                                                MONTHS ENDED     YEAR       YEAR       YEAR       YEAR      PERIOD
                                                                SEPTEMBER 30,   ENDED       ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                       2006 (a)     MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)    2006 (a)    2005       2004       2003      2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................     $ 9.64        $ 9.61    $ 9.71     $ 8.44     $ 8.54     $ 8.55
                                                                   ------        ------    ------     ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................................       0.21          0.37      0.21       0.28       0.36       0.29
      Net gain (loss) on securities (both realized and
         unrealized) .........................................      (0.15)         0.14     (0.06)      1.27      (0.11)      0.07
                                                                   ------        ------    ------     ------     ------     ------
   Total from investment operations ..........................       0.06          0.51      0.15       1.55       0.25       0.36
                                                                   ------        ------    ------     ------     ------     ------
   Less distributions:
      Dividends from net investment income ...................      (0.21)        (0.38)    (0.21)     (0.28)     (0.35)     (0.29)
      Distributions from capital gains .......................         --         (0.10)    (0.04)        --         --      (0.01)
      Return of capital ......................................         --            --        --         --         --      (0.07)
                                                                   ------        ------    ------     ------     ------     ------
   Total distributions .......................................      (0.21)        (0.48)    (0.25)     (0.28)     (0.35)     (0.37)
                                                                   ------        ------    ------     ------     ------     ------
Net asset value, end of period ...............................     $ 9.49        $ 9.64    $ 9.61     $ 9.71     $ 8.44     $ 8.54
                                                                   ======        ======    ======     ======     ======     ======
Total return* ................................................       0.69%         5.46%     1.54%     18.61%      3.17%      4.29%
                                                                   ======        ======    ======     ======     ======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......................     $    2        $    2    $    2     $    2     $ 0.63     $ 0.02
Ratio of expenses to average net assets** ....................       2.08%         2.08%     2.08%      2.08%      2.08%      2.07%
Ratio of net investment income to average net assets** .......       4.51%         3.93%     2.18%      3.10%      5.60%      7.91%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........       2.74%         2.79%     3.11%      3.83%      5.47%      5.84%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ...........       3.85%         3.22%     1.15%      1.35%      2.21%      4.14%
Portfolio turnover rate                                                 1%           28%       47%        44%        36%        34%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                     SIX                                                    FOR THE
                                                                MONTHS ENDED     YEAR       YEAR       YEAR       YEAR      PERIOD
                                                                SEPTEMBER 30,    ENDED      ENDED      ENDED      ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                       2006 (a)     MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                (unaudited)    2006 (a)    2005       2004       2003      2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................     $ 9.50        $ 9.49    $ 9.60     $ 8.34     $ 8.48     $ 8.55
                                                                   ------        ------    ------     ------     ------     ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..................................       0.21          0.35      0.21       0.28       0.40       0.35
      Net gain (loss) on securities (both realized and
         unrealized) .........................................      (0.15)         0.15     (0.07)      1.26      (0.15)      0.01
                                                                   ------        ------    ------     ------     ------     ------
   Total from investment operations ..........................       0.06          0.50      0.14       1.54       0.25       0.36
                                                                   ------        ------    ------     ------     ------     ------
   Less distributions:
      Dividends from net investment income ...................      (0.21)        (0.39)    (0.21)     (0.28)     (0.39)     (0.35)
      Distributions from capital gains .......................         --         (0.10)    (0.04)        --         --      (0.01)
      Return of capital ......................................         --            --        --         --         --      (0.07)
                                                                   ------        ------    ------     ------     ------     ------
   Total distributions .......................................      (0.21)        (0.49)    (0.25)     (0.28)     (0.39)     (0.43)
                                                                   ------        ------    ------     ------     ------     ------
Net asset value, end of period ...............................     $ 9.35        $ 9.50    $ 9.49     $ 9.60     $ 8.34     $ 8.48
                                                                   ======        ======    ======     ======     ======     ======
Total return* ................................................       0.70%         5.46%     1.44%     18.73%      3.11%      4.29%
                                                                   ======        ======    ======     ======     ======     ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......................     $    3        $    4    $    9     $    8     $    3     $ 0.01
Ratio of expenses to average net assets** ....................       2.08%         2.08%     2.08%      2.08%      2.08%      2.08%
Ratio of net investment income to average net assets** .......       4.50%         3.76%     2.18%      3.14%      5.29%      7.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........       2.74%         2.84%     3.10%      3.82%      5.33%      5.89%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ...........       3.84%         3.00%     1.16%      1.40%      2.04%      4.01%
Portfolio turnover rate ......................................          1%           28%       47%        44%        36%        34%
------------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                               CLASS R
---------------------------------------------------------------------------------------------------------------------------
                                                                              SIX                                  FOR THE
                                                                          MONTHS ENDED       YEAR       YEAR       PERIOD
                                                                         SEPTEMBER  30,      ENDED      ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                 2006 (a)       MARCH 31,  MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                         (unaudited)       2006 (a)    2005        2004#
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................       $ 9.00         $ 8.99     $ 9.09      $ 9.06
                                                                             ------         ------     ------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ..........................................         0.22           0.39       0.24        0.04
      Net gain (loss) on securities (both realized and  unrealized) ..        (0.14)          0.12      (0.06)       0.02
                                                                             ------         ------     ------      ------
   Total from investment operations ..................................         0.08           0.51       0.18        0.06
                                                                             ------         ------     ------      ------
   Less distributions:
      Dividends from net investment income ...........................        (0.22)         (0.40)     (0.24)      (0.03)
      Distributions from capital gains ...............................           --          (0.10)     (0.04)         --
                                                                             ------         ------     ------      ------
   Total distributions ...............................................        (0.22)         (0.50)     (0.28)      (0.03)
                                                                             ------         ------     ------      ------
Net asset value, end of period .......................................       $ 8.86         $ 9.00     $ 8.99      $ 9.09
                                                                             ======         ======     ======      ======
Total return* ........................................................         0.95%          5.89%      2.00%       0.65%
                                                                             ======         ======     ======      ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............................       $ 0.01         $ 0.01     $ 0.01      $ 0.01
Ratio of expenses to average net assets** ............................         1.58%          1.58%      1.58%       1.58%
Ratio of net investment income to average net assets** ...............         5.02%          4.45%      2.68%       3.41%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...................         2.24%          2.28%      2.61%       3.15%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ...................         4.36%          3.75%      1.65%       1.85%
Portfolio turnover rate ..............................................            1%            28%        47%         44%
---------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                              CLASS I
---------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX
                                                                   MONTHS ENDED
                                                                   SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                           2006 (a)                  YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   (unaudited)    2006 (a)    2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................      $15.74        $13.90    $14.17   $ 9.54  $ 14.23   $13.08
                                                                      ------        ------    ------   ------  -------   ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) .............................       (0.01)         0.01      0.05       --    (0.02)   (0.06)
      Net gain (loss) on securities (both realized and
         unrealized) ...........................................        0.16          1.84     (0.27)    4.63    (4.67)    1.21
                                                                      ------        ------    ------   ------  -------   ------
   Total from investment operations ............................        0.15          1.85     (0.22)    4.63    (4.69)    1.15
                                                                      ------        ------    ------   ------  -------   ------
   Less distributions:
      Dividends from net investment income .....................          --         (0.01)    (0.05)      --       --       --
                                                                      ------        ------    ------   ------  -------   ------
      Total distributions ......................................          --         (0.01)    (0.05)      --       --       --
                                                                      ------        ------    ------   ------  -------   ------
Net asset value, end of period .................................      $15.89        $15.74    $13.90   $14.17  $  9.54   $14.23
                                                                      ======        ======    ======   ======  =======   ======
Total return* ..................................................        0.95%        13.28%    (1.55%)  48.53%  (32.96%)   8.79%
                                                                      ======        ======    ======   ======  =======   ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ........................      $   26        $   43    $   40   $   42  $    28   $   42
Ratio of expenses to average net assets** ......................        1.28%         1.28%     1.28%    1.08%    1.08%    1.08%
Ratio of net investment income (loss) to average net assets** ..       (0.07%)        0.04%     0.37%    0.04%   (0.19%)  (0.44%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** .............        1.51%         1.67%     2.12%    2.32%    2.49%    1.73%
Ratio of net investment income (loss) to average net assets
   contractual expense reimbursement and waivers** .............       (0.30%)       (0.35%)   (0.47%)  (1.20%)  (1.60%)  (1.09%)
Portfolio turnover rate ........................................           5%           16%       37%      23%      11%      13%
---------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                               CLASS A
------------------------------------------------------------------------------------------------------------------------
                                                  SIX                                                         FOR THE
                                             MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                             SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK    2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD            (unaudited)     2006 (a)      2005        2004        2003       2002***
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......  $       15.59   $   13.80   $   14.08   $    9.51   $   14.22   $   11.07
                                             -------------   ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ........          (0.02)      (0.03)       0.03       (0.01)      (0.04)      (0.02)
      Net gain (loss) on securities (both
         realized and unrealized) .........           0.15        1.82       (0.28)       4.58       (4.67)       3.17
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations .......           0.13        1.79       (0.25)       4.57       (4.71)       3.15
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Dividends from net investment
         income ...........................             --          --       (0.03)         --          --          --
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Total distributions ....................             --          --       (0.03)         --          --          --
                                             -------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ............  $       15.72   $   15.59   $   13.80   $   14.08   $    9.51   $   14.22
                                             =============   =========   =========   =========   =========   =========
Total return* .............................           0.83%      12.97%      (1.81%)     48.05%     (33.12%)     28.46%
                                             =============   =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...  $           2   $       2   $       1   $    0.57   $    0.10   $    0.16
Ratio of expenses to average net
   assets** ...............................           1.53%       1.53%       1.53%       1.34%       1.33%       1.33%
Ratio of net investment income (loss)
   to average net assets** ................          (0.32%)     (0.21%)      0.22%      (0.12%)     (0.46%)     (0.86%)
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** ............           1.78%       1.90%       2.48%       2.53%       2.71%       2.29%
Ratio of net investment loss to
   average net assets contractual expense
   reimbursement and waivers** ............          (0.57%)     (0.58%)     (0.73%)     (1.31%)     (1.84%)     (1.82%)
Portfolio turnover rate ...................              5%         16%         37%         23%         11%         13%
------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                               CLASS B
------------------------------------------------------------------------------------------------------------------------
                                                  SIX                                                         FOR THE
                                             MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                             SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK    2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD            (unaudited)     2006 (a)      2005        2004        2003       2002***
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......  $       15.10   $   13.47   $   13.82   $    9.40   $   14.17   $   11.07
                                             -------------   ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ........          (0.08)      (0.14)      (0.07)      (0.04)      (0.13)      (0.10)
      Net gain (loss) on securities (both
         realized and unrealized) .........           0.16        1.77       (0.28)       4.46       (4.64)       3.20
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations .......           0.08        1.63       (0.35)       4.42       (4.77)       3.10
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Dividends from net investment
         income ...........................             --          --          --          --          --          --
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Total distributions ....................             --          --          --          --          --          --
                                             -------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ............  $       15.18   $   15.10   $   13.47   $   13.82   $    9.40   $   14.17
                                             =============   =========   =========   =========   =========   =========
Total return* .............................           0.53%      12.10%      (2.53%)     47.02%     (33.66%)     28.00%
                                             =============   =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...  $        0.06   $    0.05   $    0.05   $    0.05   $    0.01   $    0.01
Ratio of expenses to average net
   assets** ...............................           2.28%       2.28%       2.28%       2.09%       2.08%       2.08%
Ratio of net investment income (loss)
   to average net assets** ................          (1.08%)     (0.98%)     (0.57%)     (0.88%)     (1.19%)     (1.46%)
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** ............           2.54%       2.68%       3.17%       3.32%       3.50%       3.12%
Ratio of net investment loss to
   average net assets contractual expense
   reimbursement and waivers** ............          (1.34%)     (1.38%)     (1.46%)     (2.12%)     (2.61%)     (2.50%)
Portfolio turnover rate ...................              5%         16%         37%         23%         11%         13%
------------------------------------------------------------------------------------------------------------------------

                                                                               CLASS C
------------------------------------------------------------------------------------------------------------------------
                                                  SIX                                                         FOR THE
                                             MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                             SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK    2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD            (unaudited)     2006 (a)      2005        2004        2003       2002***
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......  $       15.11   $   13.47   $   13.82   $    9.40   $   14.16   $   11.07
                                             -------------   ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ........          (0.08)      (0.14)      (0.01)      (0.05)      (0.10)      (0.09)
      Net gain (loss) on securities (both
         realized and unrealized) .........           0.15        1.78       (0.34)       4.47       (4.66)       3.18
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations .......           0.07        1.64       (0.35)       4.42       (4.76)       3.09
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Dividends from net investment
         income ...........................             --          --          --          --          --          --
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Total distributions ....................             --          --          --          --          --          --
                                             -------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ............  $       15.18   $   15.11   $   13.47   $   13.82   $    9.40   $   14.16
                                             =============   =========   =========   =========   =========   =========
Total return* .............................           0.46%      12.18%      (2.53%)     47.02%     (33.62%)     27.91%
                                             =============   =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...  $           1   $       1   $       2   $    0.43   $    0.09   $    0.01
Ratio of expenses to average net
   assets** ...............................           2.28%       2.28%       2.28%       2.09%       2.08%       2.08%
Ratio of net investment income (loss)
   to average net assets** ................          (1.08%)     (0.97%)     (0.50%)     (0.90%)     (1.15%)     (1.46%)
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** ............           2.53%       2.72%       3.23%       3.31%       3.56%       3.13%
Ratio of net investment loss to
   average net assets contractual expense
   reimbursement and waivers** ............          (1.33%)     (1.41%)     (1.45%)     (2.12%)     (2.63%)     (2.51%)
Portfolio turnover rate ...................              5%         16%         37%         23%         11%         13%
------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                   CLASS R
------------------------------------------------------------------------------------------------
                                                  SIX                                 FOR THE
                                             MONTHS ENDED      YEAR        YEAR       PERIOD
                                             SEPTEMBER 30,     ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK    2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD            (unaudited)     2006 (a)      2005        2004#
------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......  $       15.37   $   13.64   $   13.93   $   14.30
                                             -------------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ........          (0.04)      (0.07)      (0.02)      (0.37)
      Net gain (loss) on securities (both
         realized and unrealized) .........           0.15        1.80       (0.27)         --
                                             -------------   ---------   ---------   ---------
   Total from investment operations .......           0.11        1.73       (0.29)      (0.37)
                                             -------------   ---------   ---------   ---------
   Net asset value, end of period .........  $       15.48   $   15.37   $   13.64   $   13.93
                                             =============   =========   =========   =========
Total return* .............................           0.72%      12.68%      (2.08%)     (2.59%)
                                             =============   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...  $        0.01   $    0.01   $    0.01   $    0.01
Ratio of expenses to average net
   assets** ...............................           1.78%       1.78%       1.78%       1.61%
Ratio of net investment income (loss)
   to average net assets** ................          (0.56%)     (0.46%)     (0.12%)     (0.27%)
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** ............           2.02%       2.17%       2.65%       2.51%
Ratio of net investment loss to
   average net assets contractual expense
   reimbursement and waivers** ............          (0.80%)     (0.85%)     (0.99%)     (1.17%)
Portfolio turnover rate ...................              5%         16%         37%         23%
------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                               CLASS I
------------------------------------------------------------------------------------------------------------------------
                                                  SIX                                                         FOR THE
                                             MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                             SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK    2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD            (unaudited)     2006 (a)      2005        2004        2003       2002***
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......  $       14.34   $   11.73   $   12.49   $    6.76   $   11.38   $   10.00
                                             -------------   ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .................          (0.04)      (0.09)      (0.09)      (0.08)      (0.04)      (0.03)
      Net gain (loss) on securities (both
         realized and unrealized) .........          (0.30)       3.23       (0.65)       5.81       (4.58)       1.41
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations .......          (0.34)       3.14       (0.74)       5.73       (4.62)       1.38
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Distributions from capital gains ....          (0.54)      (0.53)      (0.02)         --          --          --
                                             -------------   ---------   ---------   ---------   ---------   ---------
   Total distributions ....................          (0.54)      (0.53)      (0.02)         --          --          --
                                             -------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period ............  $       13.46   $   14.34   $   11.73   $   12.49   $    6.76   $   11.38
                                             =============   =========   =========   =========   =========   =========
Total return* .............................          (2.16%)     27.52%      (5.93%)     84.76%     (40.60%)     13.80%
                                             =============   =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...  $           8   $       5   $       4   $       5   $       2   $       4
Ratio of expenses to average net
   assets** ...............................           1.28%       1.28%       1.28%       1.23%       1.08%       1.08%
Ratio of net investment income to
   average net assets** ...................          (0.64%)     (0.66%)     (0.65%)     (0.78%)     (0.60%)     (0.70%)
Ratio of expenses to average net
   assets before contractual expense
   reimbursement and waivers** ............           2.53%       4.91%       8.38%      10.53%      14.87%       6.37%
Ratio of net investment loss to
   average net assets contractual expense
   reimbursement and waivers** ............          (1.89%)     (4.29%)     (7.75%)    (10.08%)    (14.39%)     (5.99%)
Portfolio turnover rate ...................             26%         44%         48%         44%         19%          5%
------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 12, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND
              (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                  CLASS A
-----------------------------------------------------------------------------------------------------------------------------

                                                      SIX                                                          FOR THE
                                                  MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                                 SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK         2006 (a)     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                 (unaudited)     2006 (a)     2005         2004        2003       2002***
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........    $  14.18       $   11.64   $  12.42    $    6.74   $   11.37    $   10.00
                                                  --------       ---------   --------    ---------   ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ....................       (0.06)          (0.12)     (0.07)       (0.05)      (0.05)       (0.03)
      Net gain (loss) on securities (both
         realized and unrealized) ............       (0.28)           3.19      (0.69)        5.73       (4.58)        1.40
                                                  --------       ---------   --------    ---------   ---------    ---------
   Total from investment operations ..........       (0.34)           3.07      (0.76)        5.68       (4.63)        1.37
                                                  --------       ---------   --------    ---------   ---------    ---------
   Less distributions:
      Distributions from capital gains .......       (0.54)          (0.53)     (0.02)          --          --           --
                                                  --------       ---------   --------    ---------   ---------    ---------
   Total distributions .......................       (0.54)          (0.53)     (0.02)          --          --           --
                                                  --------       ---------   --------    ---------   ---------    ---------
Net asset value, end of period ...............    $  13.30       $   14.18   $  11.64    $   12.42   $    6.74    $   11.37
                                                  ========       =========   ========    =========   =========    =========
Total return* ................................       (2.18%)         27.13%     (6.13%)      84.27%     (40.72%)      13.70%
                                                  ========       =========   ========    =========   =========    =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......    $      2       $       2   $   0.95    $    0.26   $    0.03    $    0.02
Ratio of expenses to average net assets** ....        1.53%           1.53%      1.53%        1.50%       1.33%        1.33%
Ratio of net investment income to average
   net assets** ..............................       (0.89%)         (0.91%)    (0.86%)      (1.00%)     (0.84%)      (0.96%)
Ratio of expenses to average net assets
   before contractual expense reimbursement
   and waivers** .............................        2.75%           5.01%     11.70%       10.45%      15.72%        7.26%
Ratio of net investment loss to average net
   assets contractual expense reimbursement
   and waivers** .............................       (2.11%)         (4.39%)   (11.03%)      (9.96%)    (15.23%)      (6.89%)
Portfolio turnover rate ......................          26%             44%        48%          44%         19%           5%
-----------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 12, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                  CLASS B
-----------------------------------------------------------------------------------------------------------------------------

                                                      SIX                                                          FOR THE
                                                  MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                                 SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK         2006 (a)     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                 (unaudited)     2006 (a)     2005         2004        2003       2002***
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........    $  13.70       $   11.34   $  12.19    $    6.67   $   11.33    $   10.00
                                                  --------       ---------   --------    ---------   ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ....................       (0.10)          (0.21)     (0.14)       (0.10)      (0.10)       (0.09)
      Net gain (loss) on securities (both
         realized and unrealized) ............       (0.29)           3.10      (0.69)        5.62       (4.56)        1.42
                                                  --------       ---------   --------    ---------   ---------    ---------
   Total from investment operations ..........       (0.39)           2.89      (0.83)        5.52       (4.66)        1.33
                                                  --------       ---------   --------    ---------   ---------    ---------
   Less distributions:
      Distributions from capital gains .......       (0.54)          (0.53)     (0.02)          --          --           --
                                                  --------       ---------   --------    ---------   ---------    ---------
   Total distributions .......................       (0.54)          (0.53)     (0.02)          --          --           --
                                                  --------       ---------   --------    ---------   ---------    ---------
Net asset value, end of period ...............    $  12.77       $   13.70   $  11.34    $   12.19   $    6.67    $   11.33
                                                  ========       =========   ========    =========   =========    =========
Total return* ................................       (2.63%)         26.24%     (6.82%)      82.76%     (41.13%)      13.30%
                                                  ========       =========   ========    =========   =========    =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......    $   0.08       $    0.14   $   0.35    $    0.09   $    0.01    $    0.01
Ratio of expenses to average net assets** ....        2.28%           2.28%      2.28%        2.26%       2.08%        2.08%
Ratio of net investment income to average net
   assets** ..................................       (1.62%)         (1.67%)    (1.63%)      (1.77%)     (1.60%)      (1.71%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and
   waivers** .................................        3.34%           6.18%     11.76%       11.17%      15.89%        9.49%
Ratio of net investment loss to average net
   assets contractual expense reimbursement
   and waivers** .............................       (2.68%)         (5.57%)   (11.11%)     (10.68%)    (15.41%)      (9.12%)
Portfolio turnover rate ......................          26%             44%        48%          44%         19%           5%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS C
-----------------------------------------------------------------------------------------------------------------------------

                                                      SIX                                                          FOR THE
                                                  MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                                 SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED        ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK         2006 (a)     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                 (unaudited)     2006 (a)     2005         2004        2003       2002***
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........    $  13.71       $   11.34   $  12.19    $    6.67   $   11.33    $   10.00
                                                  --------       ---------   --------    ---------   ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ....................       (0.10)          (0.21)     (0.16)       (0.04)      (0.12)       (0.09)
      Net gain (loss) on securities (both
         realized and unrealized) ............       (0.29)           3.11      (0.67)        5.56       (4.54)        1.42
                                                  --------       ---------   --------    ---------   ---------    ---------
   Total from investment operations ..........       (0.39)           2.90      (0.83)        5.52       (4.66)        1.33
                                                  --------       ---------   --------    ---------   ---------    ---------
   Less distributions:
      Distributions from capital gains .......       (0.54)          (0.53)     (0.02)          --          --           --
                                                  --------       ---------   --------    ---------   ---------    ---------
   Total distributions .......................       (0.54)          (0.53)     (0.02)          --          --           --
                                                  --------       ---------   --------    ---------   ---------    ---------
Net asset value, end of period ...............    $  12.78       $   13.71   $  11.34    $   12.19   $    6.67    $   11.33
                                                  ========       =========   ========    =========   =========    =========
Total return* ................................       (2.63%)         26.33%     (6.82%)      82.76%     (41.13%)      13.30%
                                                  ========       =========   ========    =========   =========    =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ......    $      1       $       1   $   0.54    $    0.45   $    0.01    $    0.01
Ratio of expenses to average net assets** ....        2.28%           2.28%      2.28%        2.27%       2.08%        2.08%
Ratio of net investment income to average net
   assets** ..................................       (1.64%)         (1.66%)    (1.65%)      (1.69%)     (1.61%)      (1.71%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and
   waivers** .................................        3.50%           5.69%     10.91%       10.83%      15.75%        9.49%
Ratio of net investment loss to average net
   assets contractual expense reimbursement
   and waivers** .............................       (2.86%)         (5.07%)   (10.28%)     (10.25%)    (15.28%)      (9.12%)
Portfolio turnover rate ......................          26%             44%        48%          44%         19%           5%
-----------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND
              (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

--------------------------------------------------------------------------------

                                                                                            CLASS R
--------------------------------------------------------------------------------------------------------------------------
                                                                              SIX                                FOR THE
                                                                          MONTHS ENDED     YEAR        YEAR       PERIOD
                                                                         SEPTEMBER 30,     ENDED       ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                 2006 (a)     MARCH 31,   MARCH 31,  MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                         (unaudited)     2006 (a)     2005       2004#
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................      $ 14.08       $ 11.58    $ 12.39     $ 12.30
                                                                            -------       -------    -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ............................................        (0.07)        (0.15)     (0.14)      (0.02)
      Net gain (loss) on securities (both realized and unrealized) ...        (0.30)         3.18      (0.65)       0.11
                                                                            -------       -------    -------     -------
   Total from investment operations ..................................        (0.37)         3.03      (0.79)       0.09
                                                                            -------       -------    -------     -------
   Less distributions:
      Distributions from capital gains ...............................        (0.54)        (0.53)     (0.02)         --
                                                                            -------       -------    -------     -------
   Total distributions ...............................................        (0.54)        (0.53)     (0.02)         --
                                                                            -------       -------    -------     -------
Net asset value, end of period .......................................      $ 13.17       $ 14.08    $ 11.58     $ 12.39
                                                                            =======       =======    =======     =======
Total return* ........................................................        (2.41%)       26.92%     (6.39%)      0.73%
                                                                            =======       =======    =======     =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............................      $  0.01       $  0.01    $  0.01     $  0.01
Ratio of expenses to average net assets** ............................         1.78%         1.78%      1.78%       1.78%
Ratio of net investment loss to average net assets** .................        (1.14%)       (1.16%)    (1.14%)     (1.12%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...................         2.99%         5.44%      9.56%       6.74%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...................        (2.35%)       (4.82%)    (8.92%)     (6.08%)
Portfolio turnover rate ..............................................           26%           44%        48%         44%
--------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 12, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL CAP FUND

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                                 CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SIX
                                                                       MONTHS ENDED
                                                                       SEPTEMBER 30,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                              2006 (a)                 YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                       (unaudited)   2006 (a)   2005     2004      2003    2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................................     $18.70       $15.68   $15.18   $ 8.29   $ 12.62   $10.00
                                                                          ------       ------   ------   ------   -------   ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income loss ....................................      (0.06)       (0.10)   (0.09)   (0.09)    (0.02)   (0.03)
      Net gain (loss) on securities (both realized and unrealized) ..      (1.06)        3.22     0.60     7.03     (4.31)    2.65
                                                                          ------       ------   ------   ------   -------   ------
   Total from investment operations .................................      (1.12)        3.12     0.51     6.94     (4.33)    2.62
                                                                          ------       ------   ------   ------   -------   ------
   Less distributions:
      Distributions from capital gains ..............................      (0.09)       (0.10)   (0.01)   (0.05)       --       --
                                                                          ------       ------   ------   ------   -------   ------
   Total distributions ..............................................      (0.09)       (0.10)   (0.01)   (0.05)       --       --
                                                                          ------       ------   ------   ------   -------   ------
Net asset value, end of period ......................................     $17.49       $18.70   $15.68   $15.18   $  8.29   $12.62
                                                                          ======       ======   ======   ======   =======   ======
Total return* .......................................................      (5.95%)      19.96%    3.36%   83.80%   (34.31%)  26.20%
                                                                          ======       ======   ======   ======   =======   ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .............................     $   13       $    9   $    7   $    7   $     3   $    4
Ratio of expenses to average net assets** ...........................       1.28%        1.28%    1.28%    1.23%     1.08%    1.08%
Ratio of net investment loss to average net assets** ................      (0.67%)      (0.62%)  (0.55%)  (0.80%)   (0.59%)  (0.60%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..................       1.28%        1.32%    1.61%    4.31%     7.28%    6.06%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ..................      (0.67%)      (0.66%)  (0.88%)  (3.88%)   (6.79%)  (5.58%)
Portfolio turnover rate .............................................         10%          24%      26%      23%       26%       0%
------------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 15, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL CAP FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                          CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                              SIX                                                        FOR THE
                                                         MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                                         SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                         (unaudited)    2006 (a)      2005        2004        2003       2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $       18.49   $   15.54   $   15.08   $    8.26   $   12.60   $   10.00
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income loss .....................           (0.08)      (0.14)      (0.07)      (0.05)      (0.08)      (0.02)
      Net gain (loss) on securities (both realized
         and unrealized) .............................           (1.05)       3.19        0.54        6.92       (4.26)       2.62
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations ..................           (1.13)       3.05        0.47        6.87       (4.34)       2.60
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Distributions from capital gains ...............           (0.09)      (0.10)      (0.01)      (0.05)         --          --
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   Total distributions ...............................           (0.09)      (0.10)      (0.01)      (0.05)         --          --
                                                         -------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period .......................   $       17.27   $   18.49   $   15.54   $   15.08   $    8.26   $   12.60
                                                         =============   =========   =========   =========   =========   =========
Total return* ........................................           (6.07%)     19.69%       3.11%      83.26%     (34.44%)     26.00%
                                                         =============   =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............   $         189   $     181   $     121   $      21   $       2   $    0.24
Ratio of expenses to average net assets** ............            1.53%       1.53%       1.53%       1.51%       1.33%       1.33%
Ratio of net investment loss to average net
   assets** ..........................................           (0.91%)     (0.87%)     (0.87%)     (1.07%)     (0.83%)     (0.93%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...            1.53%       1.57%       1.96%       4.24%       7.75%       6.85%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...           (0.91%)     (0.91%)     (1.30%)     (3.80%)     (7.25%)     (6.45%)
Portfolio turnover rate ..............................              10%         24%         26%         23%         26%          0%
------------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 15, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                          CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                              SIX                                                        FOR THE
                                                         MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                                         SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                         (unaudited)    2006 (a)      2005        2004        2003       2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $       17.89   $   15.15   $   14.82   $    8.17   $   12.56   $   10.00
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income loss .....................           (0.14)      (0.26)      (0.15)      (0.15)      (0.12)      (0.03)
      Net gain (loss) on securities (both realized
         and unrealized) .............................           (1.01)       3.10        0.49        6.85       (4.27)       2.59
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations ..................           (1.15)       2.84        0.34        6.70       (4.39)       2.56
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Distributions from capital gains ...............           (0.09)      (0.10)      (0.01)      (0.05)         --          --
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   Total distributions ...............................           (0.09)      (0.10)      (0.01)      (0.05)         --          --
                                                         -------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period .......................   $       16.65   $   17.89   $   15.15   $   14.82   $    8.17   $   12.56
                                                         =============   =========   =========   =========   =========   =========
Total return* ........................................           (6.39%)     18.80%       2.29%      82.09%     (34.95%)     25.60%
                                                         =============   =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............   $           3   $       4   $       3   $    0.74   $    0.18   $    0.05
Ratio of expenses to average net assets** ............            2.28%       2.28%       2.28%       2.25%       2.08%       2.08%
Ratio of net investment loss to average net
   assets** ..........................................           (1.66%)     (1.62%)     (1.62%)     (1.81%)     (1.58%)     (1.60%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...            2.28%       2.32%       2.65%       5.11%       8.44%       9.19%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...           (1.66%)     (1.66%)     (1.99%)     (4.67%)     (7.94%)     (8.71%)
Portfolio turnover rate ..............................              10%         24%         26%         23%         26%          0%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                              SIX                                                        FOR THE
                                                         MONTHS ENDED      YEAR        YEAR        YEAR        YEAR       PERIOD
                                                         SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                         (unaudited)    2006 (a)      2005        2004        2003       2002***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $       17.89   $   15.15   $   14.82   $    8.17   $   12.56   $   10.00
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income loss .....................           (0.14)      (0.26)      (0.15)      (0.13)      (0.12)      (0.01)
      Net gain (loss) on securities (both realized
         and unrealized) .............................           (1.01)       3.10        0.49        6.83       (4.27)       2.57
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   Total from investment operations ..................           (1.15)       2.84        0.34        6.70       (4.39)       2.56
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   Less distributions:
      Distributions from capital gains ...............           (0.09)      (0.10)      (0.01)      (0.05)         --          --
                                                         -------------   ---------   ---------   ---------   ---------   ---------
   Total distributions ...............................           (0.09)      (0.10)      (0.01)      (0.05)         --          --
                                                         -------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period .......................   $       16.65   $   17.89   $   15.15   $   14.82   $    8.17   $   12.56
                                                         =============   =========   =========   =========   =========   =========
Total return* ........................................           (6.39%)     18.80%       2.29%      82.09%     (34.95%)     25.60%
                                                         =============   =========   =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............   $          20   $      22   $      17   $       5   $    0.32   $    0.16
Ratio of expenses to average net assets** ............            2.28%       2.28%       2.28%       2.26%       2.08%       2.08%
Ratio of net investment loss to average net
   assets** ..........................................           (1.66%)     (1.62%)     (1.62%)     (1.83%)     (1.58%)     (1.70%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...            2.28%       2.32%       2.67%       4.95%       8.35%       9.62%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...           (1.66%)     (1.66%)     (2.01%)     (4.52%)     (7.85%)     (9.24%)
Portfolio turnover rate ..............................              10%         24%         26%         23%         26%          0%
------------------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SMALL CAP FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                           CLASS R
-----------------------------------------------------------------------------------------------------------------------
                                                                          SIX                                  FOR THE
                                                                      MONTHS ENDED     YEAR         YEAR        PERIOD
                                                                     SEPTEMBER 30,     ENDED        ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                             2006 (a)     MARCH 31,    MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                     (unaudited)    2006 (a)       2005        2004#
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............................     $ 18.37       $15.48       $15.06      $14.68
                                                                        -------       ------       ------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income loss ..................................       (0.10)       (0.18)       (0.16)      (0.02)
      Net gain (loss) on securities (both realized and
         unrealized) ..............................................       (1.04)        3.17         0.59        0.40
                                                                        -------       ------       ------      ------
   Total from investment operations ...............................       (1.14)        2.99         0.43        0.38
                                                                        -------       ------       ------      ------
   Less distributions:
      Distributions from capital gains ............................       (0.09)       (0.10)       (0.01)         --
                                                                        -------       ------       ------      ------
   Total distributions ............................................       (0.09)       (0.10)       (0.01)         --
                                                                        -------       ------       ------      ------
Net asset value, end of period ....................................     $ 17.14       $18.37       $15.48      $15.06
                                                                        =======       ======       ======      ======
Total return* .....................................................       (6.17%)      19.37%        2.85%       2.59%
                                                                        =======       ======       ======      ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...........................     $  0.02       $ 0.02       $ 0.01      $ 0.01
Ratio of expenses to average net assets** .........................        1.78%        1.78%        1.78%       1.78%
Ratio of net investment loss to average net assets** ..............       (1.17%)      (1.12%)      (1.06%)     (1.40%)
Ratio of expenses to average net assets before contractual expense
   reimbursement and  waivers** ...................................        1.78%        1.82%        2.10%       3.13%
Ratio of net investment loss to average net assets contractual
   expense reimbursement and  waivers** ...........................       (1.17%)      (1.16%)      (1.38%)     (2.75%)
Portfolio turnover rate ...........................................          10%          24%          26%         23%
-----------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN OCTOBER 15, 2001.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID CAP FUND

                                                                                                CLASS I
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX                                              FOR THE
                                                                      MONTHS ENDED      YEAR        YEAR        YEAR        PERIOD
                                                                     SEPTEMBER 30,     ENDED        ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                             2006 (a)     MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                     (unaudited)     2006 (a)      2005        2004       2003***
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............................     $ 16.07       $12.96       $12.80     $  7.77     $ 10.00
                                                                        -------       ------       ------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .........................................       (0.03)       (0.07)       (0.09)      (0.07)      (0.04)
      Net gain (loss) on securities (both realized and
         unrealized) ..............................................       (0.98)        3.21         0.39        5.10       (2.19)
                                                                        -------       ------       ------     -------     -------
   Total from investment operations. ..............................       (1.01)        3.14         0.30        5.03       (2.23)
                                                                        -------       ------       ------     -------     -------
   Less distributions:
      Distributions from capital gains ............................       (0.04)       (0.03)       (0.14)         --          --
                                                                        -------       ------       ------     -------     -------
   Total distributions ............................................       (0.04)       (0.03)       (0.14)         --          --
                                                                        -------       ------       ------     -------     -------
Net asset value, end of period ....................................     $ 15.02       $16.07       $12.96     $ 12.80     $  7.77
                                                                        =======       ======       ======     =======     =======
Total return* .....................................................       (6.29%)      24.26%        2.31%      64.74%     (22.30%)
                                                                        =======       ======       ======     =======     =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...........................     $     9       $    4       $    3     $     3     $     1
Ratio of expenses to average net assets** .........................        1.28%        1.28%        1.28%       1.23%       1.08%
Ratio of net investment loss to average net assets** ..............       (0.46%)      (0.46%)      (0.66%)     (0.74%)     (0.56%)
Ratio of expenses to average net assets before contractual expense
   reimbursement and waivers** ....................................        1.73%        2.78%        6.66%      17.78%      27.90%
Ratio of net investment loss to average net assets contractual
   expense reimbursement and waivers** ............................       (0.91%)      (1.96%)      (6.04%)    (17.29%)    (27.38%)
Portfolio turnover rate ...........................................          12%          19%          18%         22%         11%
-----------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN MAY 1, 2002.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID CAP FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                   CLASS A
----------------------------------------------------------------------------------------------------------------------
                                                              SIX                                             FOR THE
                                                          MONTHS ENDED     YEAR        YEAR        YEAR       PERIOD
                                                         SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                 2006 (a)     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                         (unaudited)     2006 (a)     2005        2004      2003***
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................       $15.92        $12.87      $12.74     $ 7.75     $ 10.00
                                                             ------        ------      ------     ------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ............................        (0.05)        (0.10)      (0.06)     (0.04)      (0.03)
      Net gain (loss) on securities (both realized
         and unrealized) .............................        (0.97)         3.18        0.33       5.03       (2.22)
                                                             ------        ------      ------     ------     -------
   Total from investment operations ..................        (1.02)         3.08        0.27       4.99       (2.25)
                                                             ------        ------      ------     ------     -------
   Less distributions:
      Distributions from capital gains ...............        (0.04)        (0.03)      (0.14)        --          --
                                                             ------        ------      ------     ------     -------
   Total distributions ...............................        (0.04)        (0.03)      (0.14)        --          --
                                                             ------        ------      ------     ------     -------
Net asset value, end of period .......................       $14.86        $15.92      $12.87     $12.74     $  7.75
                                                             ======        ======      ======     ======     =======
Total return* ........................................        (6.41%)       23.96%       2.08%     64.39%     (22.50%)
                                                             ======        ======      ======     ======     =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............       $   14        $   13      $    4     $    1     $  0.08
Ratio of expenses to average net assets** ............         1.53%         1.53%       1.53%      1.51%       1.33%
Ratio of net investment loss to average net
   assets** ..........................................        (0.74%)       (0.69%)     (0.88%)    (1.02%)     (0.83%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...         1.93%         2.88%       8.69%     16.36%      29.57%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...        (1.14%)       (2.04%)     (8.04%)   (15.87%)    (29.07%)
Portfolio turnover rate ..............................           12%           19%         18%        22%         11%
----------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN MAY 1, 2002.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                   CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                              SIX                                             FOR THE
                                                         MONTHS ENDED      YEAR        YEAR        YEAR        PERIOD
                                                         SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                         (unaudited)     2006 (a)     2005        2004       2003***
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................       $15.44        $12.58      $12.55     $  7.69     $ 10.00
                                                             ------        ------      ------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ............................        (0.11)        (0.20)      (0.15)      (0.11)      (0.12)
      Net gain (loss) on securities (both realized
         and unrealized) .............................        (0.93)         3.09        0.32        4.97       (2.19)
                                                             ------        ------      ------     -------     -------
   Total from investment operations ..................        (1.04)         2.89        0.17        4.86       (2.31)
                                                             ------        ------      ------     -------     -------
   Less distributions:
      Distributions from capital gains ...............        (0.04)        (0.03)      (0.14)         --          --
                                                             ------        ------      ------     -------     -------
   Total distributions ...............................        (0.04)        (0.03)      (0.14)         --          --
                                                             ------        ------      ------     -------     -------
Net asset value, end of period .......................       $14.36        $15.44      $12.58     $ 12.55     $  7.69
                                                             ======        ======      ======     =======     =======
Total return* ........................................        (6.74%)       23.00%       1.31%      63.20%     (23.10%)
                                                             ======        ======      ======     =======     =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............       $ 0.34        $ 0.31      $ 0.09     $  0.05     $  0.01
Ratio of expenses to average net assets** ............         2.28%         2.28%       2.28%       2.26%       2.08%
Ratio of net investment loss to average net
   assets** ..........................................        (1.50%)       (1.43%)     (1.65%)     (1.77%)     (1.56%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...         2.68%         3.59%       8.61%      17.78%      28.71%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...        (1.90%)       (2.74%)     (7.98%)    (17.29%)    (28.19%)
Portfolio turnover rate ..............................           12%           19%         18%         22%         11%
-----------------------------------------------------------------------------------------------------------------------


                                                                                   CLASS C
-----------------------------------------------------------------------------------------------------------------------
                                                              SIX                                             FOR THE
                                                          MONTHS ENDED     YEAR        YEAR        YEAR        PERIOD
                                                         SEPTEMBER 30,     ENDED,      ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                 2006 (a)     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                         (unaudited)     2006 (a)     2005        2004       2003***
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................      $ 15.45        $12.58      $12.55     $  7.69     $ 10.00
                                                            -------        ------      ------     -------     -------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ............................        (0.11)        (0.20)      (0.08)      (0.05)      (0.09)
      Net gain (loss) on securities (both realized
         and unrealized) .............................        (0.93)         3.10        0.25        4.91       (2.22)
                                                            -------        ------      ------     -------     -------
   Total from investment operations ..................        (1.04)         2.90        0.17        4.86       (2.31)
                                                            -------        ------      ------     -------     -------
   Less distributions:
      Distributions from capital gains ...............        (0.04)        (0.03)      (0.14)        --           --
                                                            -------        ------      ------     -------     -------
   Total distributions ...............................        (0.04)        (0.03)      (0.14)        --           --
                                                            -------        ------      ------     -------     -------
Net asset value, end of period .......................      $ 14.37        $15.45      $12.58     $ 12.55     $  7.69
                                                            =======        ======      ======     =======     =======
Total return* ........................................        (6.74%)       23.08%       1.31%      63.20%     (23.10%)
                                                            =======        ======      ======     =======     =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............      $     5        $    6      $    4     $  0.51     $  0.02
Ratio of expenses to average net assets** ............         2.28%         2.28%       2.28%       2.27%       2.08%
Ratio of net investment loss to average net
   assets** ..........................................        (1.50%)       (1.45%)     (1.62%)     (1.77%)     (1.56%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...         2.68%         3.76%      11.14%      16.60%      29.53%
Ratio of net investment loss to average net assets
   contractual expense reimbursement and waivers** ...        (1.90%)       (2.93%)    (10.48%)    (16.10%)    (29.01%)
Portfolio turnover rate ..............................           12%           19%         18%         22%         11%
-----------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID CAP FUND (CONTINUED)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                                    CLASS R
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     SIX                                 FOR THE
                                                                                MONTHS ENDED       YEAR       YEAR       PERIOD
                                                                                SEPTEMBER 30,     ENDED       ENDED       ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                       2006 (a)      MARCH 31,   MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                                (unaudited)     2006 (a)     2005        2004#
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................      $15.81        $12.81      $12.72      $12.30
                                                                                   ------        ------      ------      ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ...................................................       (0.07)        (0.13)      (0.14)      (0.02)
      Net gain (loss) on securities (both realized and unrealized) ..........       (0.96)         3.16        0.37        0.44
                                                                                   ------        ------      ------      ------
   Total from investment operations .........................................       (1.03)         3.03        0.23        0.42
                                                                                   ------        ------      ------      ------
   Less distributions:
      Distributions from capital gains ......................................       (0.04)        (0.03)      (0.14)         --
                                                                                   ------        ------      ------      ------
   Total distributions ......................................................       (0.04)        (0.03)      (0.14)         --
                                                                                   ------        ------      ------      ------
Net asset value, end of period ..............................................      $14.74        $15.81      $12.81      $12.72
                                                                                   ======        ======      ======      ======
Total return* ...............................................................       (6.52%)       23.68%       1.77%       3.42%
                                                                                   ======        ======      ======      ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .....................................      $ 0.01        $ 0.01      $ 0.01      $ 0.01
Ratio of expenses to average net assets** ...................................        1.78%         1.78%       1.78%       1.78%
Ratio of net investment loss to average net assets** ........................       (0.99%)       (0.96%)     (1.15%)     (1.25%)
Ratio of expenses to average net assets before contractual expense
   reimbursement and waivers** ..............................................        2.17%         3.31%       7.26%       8.07%
Ratio of net investment loss to average net assets contractual expense
   reimbursement and waivers** ..............................................       (1.38%)       (2.49%)     (6.63%)     (7.54%)
Portfolio turnover rate .....................................................          12%           19%         18%         22%
---------------------------------------------------------------------------------------------------------------------------------

*     TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

**    ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

***   SALES OF CLASS A, B, C & I SHARES BEGAN MAY 1, 2002.

#     SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

(a)   PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
ADDITIONAL INFORMATION
FOR SHAREHOLDERS

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

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PROXY VOTING POLICY AND VOTING RECORD

A description of the Funds proxy voting policies and procedures is available without charge by request by calling 1-800-243-9865 or on the SEC website at www.sec.gov.

In addition, each Funds' complete proxy voting record for the twelve month period ended June 30, 2006 is available without charge by request by calling 1-800-243-9865 or on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holding with the SEC on Form N-CSR (first and third quarters) and on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q are available on the Sec's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number). In addition, the Funds' Form N-Q and Form N-CSR are available, without charge, upon request, by calling toll free 1-800-243-9865.

QUALIFIED DIVIDEND INCOME (UNAUDITED):

Under the Jobs and Growth Tax Relief Reconcilation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2006 are designed as "qualified dividend income", as defined in the Act, and are subject to reduced tax rates in 2005:

                                  QUALIFIED DIVIDEND
FUND                                  PERCENTAGE
----------------------------------------------------
Balanced                                 45%
Large Cap                               100%
High Yield                               10%
USA Global                               19%
Science & Technology                     31%
Small Cap                               100%
Mid Cap                                  71%

DIVIDENDS RECEIVED DEDUCTION (UNAUDITED)

The percentage of dividends from net investment income declared in the fiscal year ended March 31, 2006 which qualifies for the corporate dividends received deduction is as follows:

                                  DIVIDEND RECEIVABLE
FUND                                  DEDUCTION
----------------------------------------------------
Balanced                                 45%
Large Cap                               100%
High Yield                               10%
USA Global                               19%
Science & Technology                     31%
Small Cap                               100%
Mid Cap                                  72%

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AFBA 5STAR FUND, INC.

AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR USA GLOBAL FUND
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR MID CAP FUND

[AFBA 5STAR FUNDS LOGO]

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, VA 22314
1-800-243-9865
www.afba.com

SHAREHOLDER INQUIRIES 1-888-578-2733

BB10432                                                        9/06   AD12SAR-06


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Item 2. Code of Ethics.

Not applicable.



Item 3. Audit Committee Financial Expert.

Not applicable.



Item 4. Principal Accountant Fees and Services.

Not applicable.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment
        Company and Affiliated Purchasers.

Not applicable.



Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) AFBA 5Star Fund, Inc.

By (Signature and Title)  /s/ Robert E. Morrison
                        -------------------------------------------------------
                          Robert E. Morrison, President and
                          Chief Executive Officer
                          (principal executive officer)

Date              December 6, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ Robert E. Morrison
                        -------------------------------------------------------
                          Robert E. Morrison, President and
                          Chief Executive Officer
                          (principal executive officer)

Date              December 6, 2006
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By (Signature and Title)  /s/ Michael E. Houchins
                        -------------------------------------------------------
                          Michael E. Houchins, Chief Financial Officer
                          (principal financial officer)

Date              December 6, 2006
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